                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-5522

                         RIVERSOURCE SECTOR SERIES, INC.
               (Exact name of registrant as specified in charter)

         50606 Ameriprise Financial Center, Minneapolis, Minnesota 55474
               (Address of principal executive offices) (Zip code)

   Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (612) 671-1947

Date of fiscal year end: June 30

Date of reporting period: June 30, 2010

Annual Report
and Prospectus
                                                      (COLUMBIA MANAGEMENT LOGO)

RIVERSOURCE
DIVIDEND OPPORTUNITY FUND

--------------------------------------------------------------------------------

ANNUAL REPORT FOR THE PERIOD ENDED
JUNE 30, 2010
(Prospectus also enclosed)

RIVERSOURCE DIVIDEND OPPORTUNITY FUND SEEKS TO PROVIDE SHAREHOLDERS WITH A HIGH LEVEL OF CURRENT INCOME. SECONDARY OBJECTIVE IS GROWTH OF INCOME AND CAPITAL.

This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Manager Commentary.................    6

The Fund's Long-term Performance...   14

Fund Expenses Example..............   16

Portfolio of Investments...........   19

Statement of Assets and
  Liabilities......................   31

Statement of Operations............   33

Statements of Changes in Net
  Assets...........................   35

Financial Highlights...............   37

Notes to Financial Statements......   43

Report of Independent Registered
  Public Accounting Firm...........   59

Federal Income Tax Information.....   61

Board Members and Officers.........   62

Approval of Investment Management
  Services Agreement...............   68

Proxy Voting.......................   71




--------------------------------------------------------------------------------
2  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Dividend Opportunity Fund (the Fund) Class A shares gained 17.60%
  (excluding sales charge) for the 12 months ended June 30, 2010.

> The Fund outperformed its benchmark, the Russell 1000(R) Value Index, which increased 16.92% during the same time frame.

> The Fund also outperformed its peer group, as represented by the Lipper Equity
  Income Funds Index, which rose 14.36% during the same period.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                  1 YEAR  3 YEARS  5 YEARS  10 YEARS
--------------------------------------------------------------------
RiverSource Dividend
  Opportunity Fund
  Class A (excluding sales
  charge)                        +17.60%   -9.64%   +0.62%   +0.13%
--------------------------------------------------------------------
Russell 1000 Value Index
  (unmanaged)                    +16.92%  -12.32%   -1.64%   +2.38%
--------------------------------------------------------------------
Lipper Equity Income Funds
  Index (unmanaged)              +14.36%  -10.49%   -0.87%   +1.80%
--------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds (through September 26, 2010) thereafter columbiamanagement.com or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JUNE 30, 2010
                                                                   SINCE
Without sales charge        1 YEAR  3 YEARS  5 YEARS  10 YEARS  INCEPTION*
Class A (inception
  8/1/88)                  +17.60%   -9.64%   +0.62%   +0.13%       N/A
--------------------------------------------------------------------------
Class B (inception
  3/20/95)                 +16.79%  -10.34%   -0.14%   -0.64%       N/A
--------------------------------------------------------------------------
Class C (inception
  6/26/00)                 +16.77%  -10.31%   -0.14%   -0.63%       N/A
--------------------------------------------------------------------------

Class I (inception
  3/4/04)                  +18.06%   -9.30%   +0.99%     N/A      +3.18%
--------------------------------------------------------------------------

Class R2 (inception
  8/1/08)                  +17.19%     N/A      N/A      N/A      -5.57%
--------------------------------------------------------------------------
Class R3 (inception
  8/1/08)                  +17.43%     N/A      N/A      N/A      -5.35%
--------------------------------------------------------------------------
Class R4 (inception
  3/20/95)                 +17.90%   -9.34%   +0.87%   +0.35%       N/A
--------------------------------------------------------------------------

Class R5 (inception
  8/1/08)                  +18.20%     N/A      N/A      N/A      -4.87%
--------------------------------------------------------------------------
Class W (inception
  12/1/06)                 +17.55%     N/A      N/A      N/A      -5.21%
--------------------------------------------------------------------------

With sales charge
Class A (inception
  8/1/88)                  +10.84%  -11.40%   -0.57%   -0.46%       N/A
--------------------------------------------------------------------------
Class B (inception
  3/20/95)                 +11.79%  -11.16%   -0.49%   -0.64%       N/A
--------------------------------------------------------------------------
Class C (inception
  6/26/00)                 +15.77%  -10.31%   -0.14%   -0.63%       N/A
--------------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares. Class I, Class R2, Class R3, Class R4 and Class R5 are available to qualifying institutional investors only. Class W shares are offered through qualifying discretionary accounts.

* For classes with less than 10 years performance.


--------------------------------------------------------------------------------
4  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------



      Equity Style
Value    Blend   Growth
   X                      Large
                          Medium   Size
                          Small



The Morningstar Style Box(TM) is based on the Fund's portfolio holdings as of period end. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.


(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
                  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  5

MANAGER COMMENTARY -------------------------------------------------------------

Dear Shareholders:

RiverSource Dividend Opportunity Fund (the Fund) Class A shares gained 17.60% (excluding sales charge) for the 12 months ended June 30, 2010. The Fund outperformed its benchmark, the Russell 1000(R) Value Index (Russell Index), which increased 16.92%. The Fund also outperformed its peer group, as represented by the Lipper Equity Income Funds Index, which rose 14.36% during the same period.

SIGNIFICANT PERFORMANCE FACTORS
The performance of the U.S. equity markets can be divided into two distinct portions during the 12 months ended June 30, 2010, as bullish enthusiasm during the majority of the fiscal year shifted to heightened risk aversion in the last months of the annual period.


PORTFOLIO BREAKDOWN(1) (at June 30, 2010)

---------------------------------------------------------------------


STOCKS                                     95.2%
------------------------------------------------
Consumer Discretionary                      6.4%
------------------------------------------------
Consumer Staples                            9.6%
------------------------------------------------
Energy                                     12.0%
------------------------------------------------
Financials                                  8.5%
------------------------------------------------
Health Care                                11.6%
------------------------------------------------
Industrials                                 7.4%
------------------------------------------------
Information Technology                      4.6%
------------------------------------------------
Materials                                   9.8%
------------------------------------------------
Telecommunication Services                 14.2%
------------------------------------------------
Utilities                                  11.1%
------------------------------------------------
EQUITY-LINKED NOTES                         1.5%
------------------------------------------------
BONDS                                       0.4%
------------------------------------------------
OTHER(2)                                    2.9%
------------------------------------------------




(1) Portfolio holdings include industry sectors that can be comprised of securities in several industries. Please refer to the section entitled "Portfolio of Investments" for a complete listing. No single industry exceeded 25% of portfolio assets.

    Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.

(2) Cash & Cash Equivalents.

The sectors identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.


--------------------------------------------------------------------------------
6  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

Through late April 2010, the U.S. equity markets advanced rather robustly, supported primarily by improving news around the economic recovery and strong corporate earnings overall. During the last months of the annual period, investors became somewhat skeptical of the recovery and concerns regarding macroeconomic conditions heightened. Unemployment levels stabilized but remained persistently high. Existing and new home sales dropped following the expiration of the government home-buyer tax credit on April 30, 2010. Further, worries about the sovereign debt crises in Greece and peripheral Europe, fears of government policy tightening in China that might start to cool economic growth there, and announcements regarding U.S. financial regulation reform combined to renew concerns about global economic growth. In turn, the shift in investor sentiment led to weakness in the U.S. equity markets through the end of June.

For the 12-month period overall, all sectors of the Russell Index generated positive returns on an absolute basis. Relative to the Russell Index, it was the more cyclical sectors that performed best, including consumer discretionary, industrials and materials, driven primarily by positive economic news during the first portion of the annual period.

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Bristol-Myers Squibb Co.                    4.0%
------------------------------------------------
AT&T, Inc.                                  3.8%
------------------------------------------------
Chevron Corp.                               3.7%
------------------------------------------------
Lorillard, Inc.                             3.6%
------------------------------------------------
Verizon Communications, Inc.                3.3%
------------------------------------------------
Enbridge, Inc.                              2.8%
------------------------------------------------
Pfizer, Inc.                                2.7%
------------------------------------------------
Merck & Co., Inc.                           2.6%
------------------------------------------------
Philip Morris International, Inc.           2.5%
------------------------------------------------
El du Pont de Nemours & Co.                 2.4%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------


Classically defensive sectors performed best during the last months of the annual period, but energy and telecommunication services lagged the Russell Index for the fiscal year as a whole.

The yield of the broad equity market (as represented by the S&P 500 Index) declined during the annual period, driven predominantly by fairly significant appreciation in underlying share prices that was not paralleled or exceeded by dividend payout levels. Importantly, though, the Fund maintained a net dividend yield at a level in excess of 150% of the broader market yield (as represented by the S&P 500 Index) during the annual period. The net dividend yield is the dividend yield after the deduction of fund expenses.

The Fund's relative results benefited most from having a significant exposure to materials, the third-best performing sector within the Russell Index during the annual period, and from effective stock selection within the sector. In particular, an emphasis on the chemicals, metals and mining, and paper and forest product industries boosted Fund results. Within chemicals, E.I. DU PONT DE NEMOURS, DOW CHEMICAL and EASTMAN CHEMICAL were strong performers. Within metals and mining, SOUTHERN COPPER and COMPASS MINERALS performed best. Within paper and forest products, positions in MEADWESTVACO and WEYERHAEUSER contributed most.

Stock selection within utilities also contributed positively to the Fund's results, more than offsetting the detracting effect of having a sizable allocation to the lagging sector. Well-timed buys of gas distribution company NICOR and electric utility XCEL ENERGY, whose share prices subsequently rose, were especially helpful as was avoiding certain poor performers within the sector. Similarly, within health care, the detracting effect of having a significant exposure to the weaker sector was more than offset by the positive impact of a focus on pharmaceutical companies. BRISTOL-MYERS SQUIBB and MERCK were standout performers during the annual period. Elsewhere, a sizable position in industrials company CATERPILLAR contributed strongly to the Fund's results, as the construction machinery giant became a bellwether for the economic recovery.


--------------------------------------------------------------------------------
8  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

Detracting from the Fund's results most was having only a modest allocation to consumer discretionary, the best-performing sector within the Russell Index during the annual period. We had ongoing concerns regarding the sustainability of consumer spending strength, but as the economic recovery took hold, the sector soared. That said, it should be noted that the consumer discretionary sector did underperform during the last several months of the annual period when investor risk aversion returned to the broad U.S. equity market.

We maintained a significant Fund exposure to telecommunication services given the dividend yield the sector offered. However, such positioning detracted from the Fund's results, as the traditionally defensive sector was the worst performer within the Russell Index during the annual period. A position in QWEST COMMUNICATIONS INTERNATIONAL performed well, but not enough to offset the poor performance of VERIZON COMMUNICATIONS and AT&T.

The Fund's allocation to the energy sector hurt its relative results as well. Several companies in which the Fund had sizable positions given the attractive dividend yields they offered, including BP and offshore drilling services firm TRANSOCEAN, were negatively impacted by the Gulf of Mexico oil spill. We reduced the Fund's positions in both BP and Transocean before the end of the annual period.

Stock selection within consumer staples detracted from Fund results, especially positions in tobacco giants LORILLARD and PHILIP MORRIS INTERNATIONAL, which performed poorly. Several positions within food products companies performed well, but the Fund had lesser exposure to this industry than the


  At the end of the annual period, we favored those segments of the industrials, information technology, materials and energy sectors whose businesses are more globally oriented, as we believe these areas will be the beneficiaries of ongoing global -- not just U.S. -- economic growth.






--------------------------------------------------------------------------------
                  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------


Russell Index and thus lagged in comparison. Elsewhere, the Fund was hurt by not holding any position in GENERAL ELECTRIC, which gained substantial ground during the annual period.

CHANGES TO THE FUND'S PORTFOLIO
We reduced the Fund's exposure to the financials sector overall. Within the sector, we also made some industry shifts, trimming exposure to insurance companies and real estate investment trusts (REITs) and adding to some U.S. commercial banks, including WELLS FARGO and MORGAN STANLEY, and a couple of Canadian banks that offered attractive dividend yields, namely TORONTO-DOMINION and BANK OF MONTREAL. We also reduced the Fund's allocation to the consumer discretionary sector, consistent with our view regarding the sustainability of consumer spending strength. We reduced the Fund's allocation to the energy sector as a whole, implementing this change primarily after the Gulf of Mexico oil spill. As mentioned earlier, we dramatically trimmed the Fund's position in BP, doing so once the company announced that its dividend would be in moratorium for an extended period, and in offshore driller Transocean. We also reduced the Fund's positions in oil service companies, including SCHLUMBERGER and HALLIBURTON.

We correspondingly increased the Fund's exposure to the utilities sector through, as mentioned earlier, well-timed buys of Xcel Energy and Nicor. We also added to the Fund's allocations to the health care and telecommunication services sectors. Each of these areas that offered above-average dividend yields struggled for performance during the annual period, while those market segments with less attractive dividend yields generated robust returns. As we believe this scenario will likely prove temporary, we continued to stay focused within the Fund on yield while seeking investments in those sectors, industries and individual companies that may additionally produce attractive returns in the months ahead.

Given the declining yield in the broad equity market (as represented by the S&P 500 Index) during the annual period, we actively used structured notes as a way to bring attractive yields to the Fund's portfolio in areas, such as financials, where there were only lower yields available through equity positions. Such a strategy was carried out as we sought to both add value and gain broader market diversification. A structured note is a debt

--------------------------------------------------------------------------------
10  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


security with one or more special features, such as making payments based on an underlying index. For instance, a structured note may be a bond which, instead of paying the typical interest payments, will use an index, such as the S&P 500, to determine the amount of the interest payment. This type of debt security is complex and is used primarily by sophisticated investors. By basing the security on an underlying asset, the investor is sometimes able to receive larger returns on the investment.

Other than these noted changes, we made no meaningful changes to the Fund's portfolio during the period, maintaining a low 23% turnover rate.

OUR FUTURE STRATEGY
At the end of the annual period, we favored sectors whose businesses are more globally oriented, such as the materials and energy sectors, as we believe these areas will be the beneficiaries of ongoing global -- not just U.S. -- economic growth. A particular area of focus is those companies with a business presence in the emerging markets. While there appears to be some consensus that recent government actions by China to temper its economy may lead to a meaningful contraction in emerging market growth more broadly over the next year, we do not agree. We saw some ripple effect from China toward the end of the annual period, but we believe it will be short-lived and that we will not see a sustained pull-back in emerging market economic growth. Indeed, in our view, emerging markets may continue to enjoy above-average economic growth as compared to the global economy overall.

Also, with heightened uncertainty in the last months of the annual period surrounding the potential impact of financial regulatory reform, we believe there may be an opportunity in the near term to increase the Fund's exposure to select financials whose valuations may have been affected more than actually warranted by the risks associated with such reform.

On the other hand, at the end of the annual period, there were two major structural concerns that dominated our view ahead for the equity market. First was job growth. In the face of stubborn unemployment levels, we believe it will take not just saving jobs but actual job growth in significant numbers before a "virtuous cycle" of positive economic

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  11

MANAGER COMMENTARY (continued) -------------------------------------------------


indicators is sparked and becomes more sustainable. Second is the major fiscal deficits faced not only by the U.S. but also by many nations around the world. It may be that the much-headlined troubles faced by Greece, Ireland, Italy, Spain and Portugal during the first half of 2010 may only be "fire drills" for what the U.S. may confront going forward. We believe these structural risks, along with inconsistent housing indicators, are oriented toward the consumer side of the economy. Thus, while consumer spending saw an upswing during the fiscal year, such positive numbers may prove temporary, supported by various now-expired stimulus programs and other tax incentives put in place by the government.

Given this view, we remain somewhat cautious regarding the consumer-focused areas of the equity market, including consumer discretionary, doubtful that the performance these sectors generated during the latter months of 2009 and first months of the current year will be sustainable through 2010. Indeed, we already began seeing signs of such vulnerability in the last months of the annual period. As we believe these sectors face more risk than others if the big structural issues are not resolved, we currently intend to maintain the Fund's modest exposure to these consumer-focused areas for the near term.

Overall, we believe that individual stock selection will continue to be key to investment performance. As always, we intend to take positions in individual stocks across all of the industries and sectors in which the Fund invests when we believe we have identified factors that other investors have either missed or ignored or strongly disagree with, and that have the potential to move the share values higher. We intend to focus on larger-cap stocks and to continue to add stocks offering greater dividend-yield potential. Of course, we intend to continue carefully monitoring economic data and shifts in market conditions as we seek stock-specific and industry-level opportunities to add value for the Fund's shareholders. Through the second calendar quarter of 2010, there appeared to be strong consensus with regard to fears of synchronized global macroeconomic retrenchment. As contrarian investors, we intend to bet against such consensus, seeing such a broadly-held view by others -- combined with generally low equity market valuations at the end of June 2010 -- as a potential source of outperformance for our style of investing.


--------------------------------------------------------------------------------
12  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

Perhaps because of, rather than despite, the decline in dividend yield in the overall equity market and the slow but encouraging recovery in the number of companies increasing their dividends, we continue to believe that those companies with a consistent high dividend payout and a commitment to growing its dividend will be among those most attractive to risk-tolerant investors seeking yield. During the first quarter of 2010 alone (latest data available), only 48 publicly-owned companies that report dividend information to Standard & Poor's decreased their dividend payment compared to 367 who did so just one year prior. At the same time, 399 companies increased their dividends during the first quarter of 2010. We therefore intend to continue to seek opportunities for yield from investments in companies across a wide variety of sectors, including but certainly not limited to health care, utilities and telecommunication services. Many of those companies that increased their dividends during the annual period ended June 2010 have a history of doing so, and if the economy continues to improve, we would expect other companies to join the fold. Indeed, as has been our strategy for some time now, we continue to seek a diversified mix of dividend-paying stocks, with a focus on large-cap, value-oriented companies.


Steve Schroll                Laton Spahr, CFA(R)          Paul Stocking
Portfolio Manager            Portfolio Manager            Portfolio Manager



Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Columbia Management Investment Advisers, LLC* (the Investment Manager) or any subadviser to the Fund or any other person in the Investment Manager or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and the Investment Manager disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

* Effective May 1, 2010, RiverSource Investments, LLC became known as Columbia Management Investment Advisers, LLC.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  13

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Dividend Opportunity Fund Class A shares (from 7/1/00 to 6/30/10) as compared to the performance of the Russell 1000(R) Value Index and the Lipper Equity Income Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

Results at June 30, 2010
                                                     1 YEAR   3 YEARS   5 YEARS   10 YEARS
RIVERSOURCE DIVIDEND OPPORTUNITY FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                 $11,084    $6,955    $9,718     $9,541
------------------------------------------------------------------------------------------
     Average annual total return                    +10.84%   -11.40%    -0.57%     -0.46%
------------------------------------------------------------------------------------------
RUSSELL 1000 VALUE INDEX(1)
     Cumulative value of $10,000                    $11,692    $6,741    $9,206    $12,645
------------------------------------------------------------------------------------------
     Average annual total return                    +16.92%   -12.32%    -1.64%     +2.38%
------------------------------------------------------------------------------------------
LIPPER EQUITY INCOME FUNDS INDEX(2)
     Cumulative value of $10,000                    $11,436    $7,172    $9,573    $11,954
------------------------------------------------------------------------------------------
     Average annual total return                    +14.36%   -10.49%    -0.87%     +1.80%
------------------------------------------------------------------------------------------



Results for other share classes can be found on page 4.


--------------------------------------------------------------------------------
14  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE DIVIDEND OPPORTUNITY FUND LINE GRAPH)


                     RIVERSOURCE DIVIDEND
                       OPPORTUNITY FUND
                            CLASS A                              LIPPER EQUITY
                        (INCLUDES SALES       RUSSELL 1000       INCOME FUNDS
                            CHARGE)          VALUE INDEX(1)        INDEX(2)
                     --------------------    --------------    -----------------
7/1/00                    $  9,425             $ 10,000            $ 10,000
9/00                        11,078               10,786              10,624
12/00                       11,153               11,174              10,991
3/01                        10,450               10,519              10,321
6/01                        10,003               11,032              10,771
9/01                         8,926                9,824               9,687
12/01                        8,589               10,548              10,419
3/02                         8,480               10,979              10,723
6/02                         7,604               10,044               9,716
9/02                         6,264                8,159               8,065
12/02                        6,745                8,911               8,706
3/03                         6,487                8,478               8,266
6/03                         7,420                9,942               9,532
9/03                         7,286               10,147               9,716
12/03                        7,862               11,587              10,954
3/04                         7,832               11,938              11,206
6/04                         7,855               12,043              11,342
9/04                         8,131               12,228              11,376
12/04                        8,942               13,497              12,379
3/05                         9,022               13,509              12,321
6/05                         9,253               13,735              12,486
9/05                         9,556               14,268              12,914
12/05                        9,604               14,449              13,099
3/06                        10,059               15,306              13,738
6/06                        10,210               15,396              13,730
9/06                        10,914               16,354              14,476
12/06                       11,836               17,662              15,510
3/07                        12,196               17,881              15,713
6/07                        12,931               18,763              16,668
9/07                        12,990               18,718              16,680
12/07                       12,469               17,632              15,971
3/08                        11,188               16,094              14,601
6/08                        10,672               15,239              14,017
9/08                         9,954               14,308              12,950
12/08                        7,990               11,134              10,316
3/09                         6,987                9,267               9,035
6/09                         8,113               10,815              10,453
9/09                         9,543               12,788              12,100
12/09                       10,284               13,328              12,775
3/10                        10,685               14,232              13,418
6/10                         9,541               12,645              11,954




(1) The Russell 1000 Value Index, an unmanaged index, measures the performance of those stocks in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Equity Income Funds Index includes the 30 largest equity income funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  15

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
16  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2010  JUNE 30, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  927.80        $5.59(c)       1.17%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.99        $5.86(c)       1.17%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  923.70        $9.25(c)       1.94%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.17        $9.69(c)       1.94%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  925.20        $9.21(c)       1.93%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,015.22        $9.64(c)       1.93%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  928.50        $3.54(c)        .74%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,021.12        $3.71(c)        .74%
------------------------------------------------------------------------------------------

Class R2
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  926.40        $7.21(c)       1.51%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.31        $7.55(c)       1.51%
------------------------------------------------------------------------------------------

Class R3
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  925.90        $6.16(c)       1.29%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.40        $6.46(c)       1.29%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  928.60        $4.97(c)       1.04%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.64        $5.21(c)       1.04%
------------------------------------------------------------------------------------------

Class R5
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  929.80        $3.73(c)        .78%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,020.93        $3.91(c)        .78%

------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  17

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2010  JUNE 30, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class W
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $  927.80        $5.69(c)       1.19%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.89        $5.96(c)       1.19%
------------------------------------------------------------------------------------------


(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended June 30, 2010: -7.22% for Class A, -7.63% for Class B, -7.48% for Class C, -7.15% for Class I, -7.36% for Class R2, -7.41% for Class R3, -7.14% for Class R4, -7.02% for Class R5 and -7.22% for Class W.
(c) Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.14% for Class A, 1.90% for Class B, 1.90% for Class C, 0.75% for Class I, 1.55% for Class R2, 1.30% for Class R3, 1.05% for Class R4, 0.80% for Class R5 and 1.20% for Class W. Any amounts waived will not be reimbursed by the Fund. This change is effective Sept. 1, 2010. Had this change been in place for the entire six month period ended June 30, 2010, the actual expenses paid would have been $5.78 for Class A, $9.40 for Class B, $9.36 for Class C, $3.68 for Class I, $7.55 for Class R2, $6.26 for Class R3, $5.16 for Class R4, $3.97 for Class R5 and $5.74 for Class W; the hypothetical expenses paid would have been $6.06 for Class A, $9.84 for Class B, $9.79 for Class C, $3.86 for Class I, $7.90 for Class R2, $6.56 for Class R3, $5.41 for Class R4, $4.16 for Class R5 and $6.01 for Class W.


--------------------------------------------------------------------------------
18  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JUNE 30, 2010
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (94.8%)
ISSUER                                                 SHARES                VALUE(a)
AEROSPACE & DEFENSE (1.0%)
Honeywell International, Inc.                          287,224            $11,210,353
-------------------------------------------------------------------------------------

AUTO COMPONENTS (0.7%)
Johnson Controls, Inc.                                 304,726              8,187,988
-------------------------------------------------------------------------------------

BEVERAGES (0.7%)
Diageo PLC, ADR                                        132,881(c,e)         8,336,954
-------------------------------------------------------------------------------------

CAPITAL MARKETS (0.2%)
Morgan Stanley                                         118,631              2,753,426
-------------------------------------------------------------------------------------

CHEMICALS (5.5%)
Air Products & Chemicals, Inc.                         130,289              8,444,030
Eastman Chemical Co.                                   149,195              7,961,045
EI du Pont de Nemours & Co.                            754,815             26,109,051
Olin Corp.                                             358,080(e)           6,477,667
The Dow Chemical Co.                                   569,922             13,518,550
                                                                      ---------------
Total                                                                      62,510,343
-------------------------------------------------------------------------------------

COMMERCIAL BANKS (3.0%)
Bank of Montreal                                        81,201(c)           4,407,590
National Australia Bank Ltd.                           553,441(c,e)        10,693,372
The Toronto-Dominion Bank                              128,722(c)           8,355,345
US Bancorp                                             247,294              5,527,021
Wells Fargo & Co.                                      191,502              4,902,451
                                                                      ---------------
Total                                                                      33,885,779
-------------------------------------------------------------------------------------

COMMERCIAL SERVICES & SUPPLIES (2.1%)
Deluxe Corp.                                           329,733(e)           6,182,494
Pitney Bowes, Inc.                                     385,091(e)           8,456,598
RR Donnelley & Sons Co.                                318,109              5,207,444
Waste Management, Inc.                                 133,499(e)           4,177,184
                                                                      ---------------
Total                                                                      24,023,720
-------------------------------------------------------------------------------------

COMMUNICATIONS EQUIPMENT (0.1%)
Nokia OYJ, ADR                                         123,715(c,e)         1,008,277
-------------------------------------------------------------------------------------

CONTAINERS & PACKAGING (1.2%)
Packaging Corp. of America                             607,021             13,366,602
-------------------------------------------------------------------------------------

DISTRIBUTORS (0.5%)
Genuine Parts Co.                                      154,296(e)           6,086,977
-------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES (1.0%)
Bank of America Corp.                                  422,576              6,072,417
JPMorgan Chase & Co.                                   147,703              5,407,407
                                                                      ---------------
Total                                                                      11,479,824
-------------------------------------------------------------------------------------

DIVERSIFIED TELECOMMUNICATION SERVICES (13.8%)
AT&T, Inc.                                           1,743,333             42,171,225
BT Group PLC                                         3,314,125(c)           6,394,676
CenturyLink, Inc.                                      531,805(e)          17,714,425
Deutsche Telekom AG, ADR                               434,982(c)           5,087,114
Frontier Communications Corp.                        1,070,350(e)           7,610,189
Qwest Communications International, Inc.             3,619,467             19,002,202
Telefonos de Mexico SAB de CV, ADR, Series L           588,087(c,e)         8,297,908
Telstra Corp., Ltd.                                  2,218,626(c)           6,043,464
Verizon Communications, Inc.                         1,307,777             36,643,912
Windstream Corp.                                       794,122(e)           8,385,928
                                                                      ---------------
Total                                                                     157,351,043
-------------------------------------------------------------------------------------


                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)

ELECTRIC UTILITIES (4.5%)
American Electric Power Co., Inc.                      179,545             $5,799,304
Duke Energy Corp.                                      662,360             10,597,759
Pepco Holdings, Inc.                                   545,602(e)           8,555,039
Pinnacle West Capital Corp.                            201,646              7,331,849
Progress Energy, Inc.                                  262,939             10,312,468
Southern Co.                                           193,352              6,434,755
UIL Holdings Corp.                                      83,939(e)           2,100,993
                                                                      ---------------
Total                                                                      51,132,167
-------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT (0.9%)
Hubbell, Inc., Class B                                 244,641              9,709,801
-------------------------------------------------------------------------------------

ENERGY EQUIPMENT & SERVICES (1.6%)
Halliburton Co.                                        317,914              7,804,789
Schlumberger Ltd.                                       90,451(e)           5,005,558
Transocean Ltd.                                        106,546(b,c,e)       4,936,276
                                                                      ---------------
Total                                                                      17,746,623
-------------------------------------------------------------------------------------

FOOD PRODUCTS (2.1%)
B&G Foods, Inc., Class A                             1,084,760(e)          11,693,713
ConAgra Foods, Inc.                                    381,318              8,892,336
Kraft Foods, Inc., Class A                             135,168              3,784,704
                                                                      ---------------
Total                                                                      24,370,753
-------------------------------------------------------------------------------------

GAS UTILITIES (1.4%)
Nicor, Inc.                                            406,129(e)          16,448,225
-------------------------------------------------------------------------------------

HOUSEHOLD DURABLES (1.0%)
Tupperware Brands Corp.                                276,191(e)          11,006,211
-------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATES (0.4%)
Tomkins PLC                                          1,408,563(c)           4,729,016
-------------------------------------------------------------------------------------

INSURANCE (2.8%)
Marsh & McLennan Companies, Inc.                       124,896              2,816,405
Montpelier Re Holdings Ltd.                            341,401(c,e)         5,097,117
The Allstate Corp.                                     235,487              6,765,542
Unitrin, Inc.                                           84,659(e)           2,167,270
XL Group PLC                                           963,724(c)          15,429,221
                                                                      ---------------
Total                                                                      32,275,555
-------------------------------------------------------------------------------------

MACHINERY (2.4%)
Caterpillar, Inc.                                      368,505             22,136,095
Harsco Corp.                                           219,006              5,146,641
                                                                      ---------------
Total                                                                      27,282,736
-------------------------------------------------------------------------------------

MEDIA (2.5%)
Cinemark Holdings, Inc.                                181,191(e)           2,382,662
National CineMedia, Inc.                               701,818(e)          11,692,288
Regal Entertainment Group, Class A                   1,147,970             14,969,528
                                                                      ---------------
Total                                                                      29,044,478
-------------------------------------------------------------------------------------

METALS & MINING (2.2%)
Compass Minerals International, Inc.                   169,593(e)          11,918,996
Nucor Corp.                                             85,811              3,284,845
Rio Tinto PLC, ADR                                     101,332(c)           4,418,075
Southern Copper Corp.                                  109,413(e)           2,903,821
United States Steel Corp.                               64,853(e)           2,500,083
                                                                      ---------------
Total                                                                      25,025,820
-------------------------------------------------------------------------------------

MULTILINE RETAIL (0.9%)
Macy's, Inc.                                           605,366             10,836,051
-------------------------------------------------------------------------------------

MULTI-UTILITIES (5.2%)
Ameren Corp.                                            89,182              2,119,856
CH Energy Group, Inc.                                   73,363(e)           2,878,764
Consolidated Edison, Inc.                              244,679(e)          10,545,665
Dominion Resources, Inc.                               212,416              8,228,996
DTE Energy Co.                                         168,719(e)           7,695,274
National Grid PLC                                    1,122,604(c)           8,192,805
NiSource, Inc.                                         266,506(e)           3,864,337


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
20  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
ISSUER                                                 SHARES                VALUE(a)
MULTI-UTILITIES (CONT.)
NSTAR                                                   53,106(e)          $1,858,710
Public Service Enterprise Group, Inc.                  153,417              4,806,555
Sempra Energy                                           75,546              3,534,797
Xcel Energy, Inc.                                      290,218              5,981,393
                                                                      ---------------
Total                                                                      59,707,152
-------------------------------------------------------------------------------------

OIL, GAS & CONSUMABLE FUELS (10.5%)
BP PLC, ADR                                            100,999(c)           2,916,851
Chevron Corp.                                          610,309             41,415,569
Crude Carriers Corp.                                   303,705(b,c)         5,014,170
Enbridge Energy Management LLC                               1(b)                  29
Enbridge, Inc.                                         677,015(c)          31,548,899
ENI SpA                                                385,828(c)           7,081,418
General Maritime Corp.                                 115,861(e)             699,800
Kinder Morgan Management LLC                                --(b,i)                 1
Royal Dutch Shell PLC, ADR                             264,788(c,e)        13,297,653
Ship Finance International Ltd.                        127,560(c,e)         2,280,773
Spectra Energy Corp.                                   346,070              6,945,625
TransCanada Corp.                                      248,984(c,e)         8,323,535
                                                                      ---------------
Total                                                                     119,524,323
-------------------------------------------------------------------------------------

PAPER & FOREST PRODUCTS (1.0%)
MeadWestvaco Corp.                                     323,030(e)           7,171,266
Weyerhaeuser Co.                                       107,570(e)           3,786,464
                                                                      ---------------
Total                                                                      10,957,730
-------------------------------------------------------------------------------------

PHARMACEUTICALS (11.6%)
Abbott Laboratories                                    188,145              8,801,423
Biovail Corp.                                          553,864(c)          10,656,343
Bristol-Myers Squibb Co.                             1,780,893             44,415,472
Johnson & Johnson                                      166,774              9,849,672
Merck & Co., Inc.                                      825,496             28,867,595
Pfizer, Inc.                                         2,123,760             30,284,819
                                                                      ---------------
Total                                                                     132,875,324
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (0.6%)
Pebblebrook Hotel Trust                                109,346(b)           2,061,172
ProLogis                                               297,809(e)           3,016,805
Ventas, Inc.                                            35,206(e)           1,652,922
                                                                      ---------------
Total                                                                       6,730,899
-------------------------------------------------------------------------------------

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.5%)
Intel Corp.                                            954,795             18,570,763
Maxim Integrated Products, Inc.                        337,674(e)           5,649,286
Microchip Technology, Inc.                             701,521(e)          19,460,192
Taiwan Semiconductor Manufacturing Co., Ltd.,
 ADR                                                   768,208(c,e)         7,497,710
                                                                      ---------------
Total                                                                      51,177,951
-------------------------------------------------------------------------------------

SPECIALTY RETAIL (0.7%)
Foot Locker, Inc.                                      396,835(e)           5,008,058
Ltd. Brands, Inc.                                      127,688              2,818,074
                                                                      ---------------
Total                                                                       7,826,132
-------------------------------------------------------------------------------------

THRIFTS & MORTGAGE FINANCE (0.3%)
Capitol Federal Financial                               95,005(e)           3,150,366
-------------------------------------------------------------------------------------

TOBACCO (6.8%)
Altria Group, Inc.                                     436,545              8,748,362
Lorillard, Inc.                                        558,893             40,229,118
Philip Morris International, Inc.                      616,011             28,237,944
                                                                      ---------------
Total                                                                      77,215,424
-------------------------------------------------------------------------------------

TRADING COMPANIES & DISTRIBUTORS (0.6%)
Fly Leasing Ltd., ADR                                  682,131(c)           7,025,949
-------------------------------------------------------------------------------------

WIRELESS TELECOMMUNICATION SERVICES (0.5%)
Vodafone Group PLC, ADR                                251,431(c,e)         5,197,078
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $1,164,880,066)                                                 $1,081,197,050
-------------------------------------------------------------------------------------





                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

PREFERRED STOCKS (0.6%)
ISSUER                                                 SHARES                VALUE(a)
PROPERTY & CASUALTY
XL Capital Ltd.
 10.75% Convertible                                    250,000(c)          $6,282,500
-------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(Cost: $6,250,000)                                                         $6,282,500
-------------------------------------------------------------------------------------





EQUITY-LINKED NOTES (1.5%)(j)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)

Morgan Stanley Performance
 Equity-Linked Redemption
 Quarterly-Pay Securities (PERQS)
 11-24-10                            9.600%          $1,679,920(d,f)       $7,828,427
The Goldman Sachs Group, Inc.
 Mandatory Exchangeable Notes
 08-25-10                           15.500              258,398(d,f)        8,911,501
-------------------------------------------------------------------------------------
TOTAL EQUITY-LINKED NOTES
(Cost: $18,000,005)                                                       $16,739,928
-------------------------------------------------------------------------------------



BONDS (0.4%)
                                    COUPON           PRINCIPAL
ISSUER                               RATE              AMOUNT                VALUE(a)
AUTOMOTIVE
Ford Motor Co.
 Senior Unsecured Convertible
 11-15-16                            4.250%          $3,321,000            $4,220,991
-------------------------------------------------------------------------------------
TOTAL BONDS
(Cost: $3,321,000)                                                         $4,220,991
-------------------------------------------------------------------------------------





MONEY MARKET FUND (2.9%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             33,579,100(g)        $33,579,100
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $33,579,100)                                                       $33,579,100
-------------------------------------------------------------------------------------





INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (17.5%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
ASSET-BACKED COMMERCIAL PAPER (4.2%)
Antalis US Funding Corp.
 07-01-10                            0.200%          $2,999,983            $2,999,983
Elysian Funding LLC
 07-06-10                            0.600            4,998,417             4,998,417
Grampian Funding LLC
 07-06-10                            0.400            4,998,222             4,998,222
Regency Markets No. 1 LLC
 07-09-10                            0.330            1,999,817             1,999,817
Rheingold Securitization
 07-13-10                            0.500            6,994,070             6,994,070
Royal Park Investments Funding Corp.
 09-22-10                            0.601            4,992,833             4,992,833
Scaldis Capital LLC
 07-01-10                            0.410            3,998,724             3,998,724
 07-20-10                            0.410            4,998,121             4,998,121
Thames Asset Global Securities
 09-20-10                            0.551            6,989,948             6,989,948
Versailles Commercial Paper LLC
 07-16-10                            0.500            2,997,500             2,997,500
Working Capital Management Co., L.P.
 07-07-10                            0.350            1,999,844             1,999,844
                                                                      ---------------
Total                                                                      47,967,479
-------------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT (8.7%)
Barclays Bank PLC
 08-31-10                            0.447            5,000,000             5,000,000
BNP Paribas
 10-15-10                            0.420            5,000,000             5,000,000
Credit Agricole
 10-12-10                            0.420           12,000,000            12,000,000
Credit Industrial et Commercial
 08-02-10                            0.460            5,000,000             5,000,000
Deutsche Bank AG
 12-06-10                            0.531            5,000,000             5,000,000
Dexia Credit Local
 07-28-10                            0.650            4,000,033             4,000,033
DnB Nor
 07-01-10                            0.240            5,000,000             5,000,000
Erste Bank der Oesterreichischen Sparkassen AG
 07-07-10                            0.500            2,499,757             2,499,757
Landesbank Hessen Thuringen
 07-01-10                            0.300            5,000,000             5,000,000
National Bank of Canada
 07-01-10                            0.240            5,000,000             5,000,000


See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
22  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN (CONTINUED)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
CERTIFICATES OF DEPOSIT (CONT.)
Norinchukin Bank
 07-09-10                            0.350%          $3,000,000            $3,000,000
 08-25-10                            0.550            7,000,000             7,000,000
Rabobank Group
 10-27-10                            0.397            3,000,000             3,000,000
Royal Bank of Scotland
 08-16-10                            0.540           10,000,000            10,000,000
Societe Generale
 09-01-10                            0.655            4,000,000             4,000,000
State Development Bank of NorthRhine-Westphalia
 07-01-10                            0.250            5,000,000             5,000,000
Unicredit BK AG
 07-02-10                            0.400            5,000,000             5,000,000
 07-12-10                            0.420            4,000,000             4,000,000
United Overseas Bank Ltd.
 07-19-10                            0.500            5,000,000             5,000,000
                                                                      ---------------
Total                                                                      99,499,790
-------------------------------------------------------------------------------------

COMMERCIAL PAPER (0.9%)
Toyota Motor Credit Corp.
 08-19-10                            0.531            8,987,677             8,987,677
 08-23-10                            0.531            1,497,858             1,497,858
                                                                      ---------------
Total                                                                      10,485,535
-------------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (3.7%)(h)
Cantor Fitzgerald & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $20,000,050                         0.090           20,000,000            20,000,000
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $2,142,435                          0.030            2,142,433             2,142,433
Mizuho Securities USA, Inc.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $10,000,042                         0.150           10,000,000            10,000,000
Morgan Stanley
 dated 04-15-10, matures 07-30-10,
 repurchase price
 $5,001,500                          0.360            5,000,000             5,000,000
Pershing LLC
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $5,000,029                          0.210            5,000,000             5,000,000
                                                                      ---------------
Total                                                                      42,142,433
-------------------------------------------------------------------------------------

TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
(Cost: $200,095,237)                                                     $200,095,237
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
(Cost: $1,426,125,408)(k)                                              $1,342,114,806
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS



ADR  -- American Depositary Receipt


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 18.28% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  23

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
     guidelines established by the Fund's Board of Directors. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the value of these securities amounted to $16,739,928 or 1.47% of net assets.

(e) At June 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(f)  Identifies issues considered to be illiquid as to their marketability (see
     Note 2 to the financial statements). The aggregate value of such securities at June 30, 2010 was $16,739,928, representing 1.47% of net assets. Information concerning such security holdings at June 30, 2010 was as follows:

                                           ACQUISITION
     SECURITY                                 DATES            COST
     -----------------------------------------------------------------
     Morgan Stanley
       9.600% 2010                           05-20-10       $9,000,003
     The Goldman Sachs Group, Inc.
       15.500% 2010                          05-20-10        9,000,002


(g) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(h) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

CANTOR FITZGERALD & CO. (0.090%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Fannie Mae Discount Notes                            $24,319
Fannie Mae Interest Strip                            251,549
Fannie Mae Pool                                    4,040,910
Fannie Mae Principal Strip                             4,105
Fannie Mae REMICS                                  2,914,544
Federal Farm Credit Bank                           1,276,508
Federal Home Loan Banks                            1,755,323
Federal Home Loan Mortgage Corp                    1,258,700
Federal National Mortgage Association                619,787
FHLMC Structured Pass Through Securities             592,180
Freddie Mac Discount Notes                            91,374
Freddie Mac Gold Pool                                314,134
Freddie Mac Non Gold Pool                          1,235,721
Freddie Mac Reference REMIC                           21,497
Freddie Mac REMICS                                   325,537
Freddie Mac Strips                                   348,488
Ginnie Mae I Pool                                  1,691,754


--------------------------------------------------------------------------------
24  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



CANTOR FITZGERALD & CO. (0.090%) (CONTINUED)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Ginnie Mae II Pool                                $1,405,072
GNMA Callable Pass Through Securities                 27,234
Government National Mortgage Association             652,360
United States Treasury Inflation Indexed Bonds       148,796
United States Treasury Note/Bond                     199,409
United States Treasury Strip Coupon                1,059,819
United States Treasury Strip Principal               140,881
------------------------------------------------------------
Total market value of collateral securities      $20,400,001
------------------------------------------------------------


GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Fannie Mae Pool                                     $382,346
Government National Mortgage Association           1,802,936
------------------------------------------------------------
Total market value of collateral securities       $2,185,282
------------------------------------------------------------

MIZUHO SECURITIES USA, INC. (0.150%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Federal Farm Credit Bank                            $296,703
Federal Home Loan Bank Discount Notes              3,051,760
Federal Home Loan Banks                            1,550,133
Federal Home Loan Mortgage Corp                      263,856
Ginnie Mae II Pool                                   693,906
United States Treasury Note/Bond                   4,343,643
------------------------------------------------------------
Total market value of collateral securities      $10,200,001
------------------------------------------------------------




--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  25

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



MORGAN STANLEY (0.360%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Allied Irish Banks                                  $404,257
Amstel Funding Corp                                  624,913
Atlantic Asset Securitization LLC                    110,359
Autobahn Funding Company                             115,713
Compass Sec LLC                                      148,667
Ebury Finance Ltd                                    616,106
LMA LMA Americas                                     348,137
Nationwide Building Society                          353,944
NRW Bank                                             576,020
Romulus Funding Corp                                  77,455
Scaldis & Scaldis                                    428,654
Scaldis Capital Ltd/LLC                              249,849
Silver Tower US Fund                                 702,478
Surrey Funding Corp                                  235,013
White Point Funding Inc                              258,435
------------------------------------------------------------
Total market value of collateral securities       $5,250,000
------------------------------------------------------------


PERSHING LLC (0.210%)

SECURITY DESCRIPTION                               VALUE(a)
------------------------------------------------------------
Fannie Mae Pool                                   $1,845,609
Fannie Mae REMICS                                    428,017
Federal Farm Credit Bank                              68,071
Federal Home Loan Banks                              127,711
Federal Home Loan Mortgage Corp                       72,139
Federal National Mortgage Association                 87,395
Freddie Mac Gold Pool                              1,273,797
Freddie Mac Non Gold Pool                            106,838
Freddie Mac REMICS                                   267,760
Ginnie Mae I Pool                                    133,911
Ginnie Mae II Pool                                    83,625
United States Treasury Bill                          450,845
United States Treasury Note/Bond                     146,703
United States Treasury Strip Coupon                    7,579
------------------------------------------------------------
Total market value of collateral securities       $5,100,000
------------------------------------------------------------



(i)  Represents fractional shares.

(j) Equity-Linked Notes (ELNs) are notes created by a counterparty, typically an investment bank, that may bear interest at a fixed or floating rate. At maturity, the notes must be exchanged for an amount based on the value of one or more equity securities of third party issuers or the value of an index. The exchanged value may be limited to an amount less than the actual value of the underlying stocks or value of an index at the maturity date. Any difference between the exchange amount and the original cost of the notes will be a gain or loss.


--------------------------------------------------------------------------------
26  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

(k) At June 30, 2010, the cost of securities for federal income tax purposes was $1,429,503,327 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $81,775,129
     Unrealized depreciation                         (169,163,650)
     ------------------------------------------------------------
     Net unrealized depreciation                     $(87,388,521)
     ------------------------------------------------------------





--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  27

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
28  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                Fair value at June 30, 2010
                            ------------------------------------------------------------------
                                 Level 1           Level 2
                              quoted prices         other          Level 3
                                in active        significant     significant
                               markets for       observable     unobservable
DESCRIPTION(a)              identical assets      inputs(b)        inputs            Total
----------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks
    Commercial Banks            $23,192,407      $10,693,372         $--           $33,885,779
    Diversified
     Telecommunication
     Services                   144,912,903       12,438,140          --           157,351,043
    Industrial
     Conglomerates                       --        4,729,016          --             4,729,016
    Multi-Utilities              51,514,347        8,192,805          --            59,707,152
    Oil, Gas &
     Consumable Fuels           112,442,905        7,081,418          --           119,524,323
    All Other Industries        705,999,737               --          --           705,999,737
  Preferred Stocks
    Property & Casualty                  --        6,282,500          --             6,282,500
----------------------------------------------------------------------------------------------
Total Equity Securities       1,038,062,299       49,417,251          --         1,087,479,550
----------------------------------------------------------------------------------------------
Bonds
  Corporate Debt
    Securities                           --        4,220,991          --             4,220,991
----------------------------------------------------------------------------------------------
Total Bonds                              --        4,220,991          --             4,220,991
----------------------------------------------------------------------------------------------
Other
  Equity-Linked Notes                    --       16,739,928          --            16,739,928
  Affiliated Money
    Market Fund(c)               33,579,100               --          --            33,579,100
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                                 --      200,095,237          --           200,095,237
----------------------------------------------------------------------------------------------
Total Other                      33,579,100      216,835,165          --           250,414,265
----------------------------------------------------------------------------------------------
Total                        $1,071,641,399     $270,473,407         $--        $1,342,114,806
----------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading. Therefore, these investment

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  29

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------
     securities were classified as Level 2 instead of Level 1. The amount of securities transferred out of Level 1 into Level 2 during the period was $44,287,930.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.



HOW TO FIND INFORMATION ABOUT THE FUND'S PORTFOLIO HOLDINGS
(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
30  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JUNE 30, 2010


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $1,192,451,071)           $1,108,440,469
  Affiliated money market fund (identified cost $33,579,100)           33,579,100
  Investments of cash collateral received for securities on loan
    (identified cost $200,095,237)                                    200,095,237
---------------------------------------------------------------------------------
Total investments in securities (identified cost $1,426,125,408)    1,342,114,806
Receivable from Investment Manager                                          1,396
Capital shares receivable                                               1,483,564
Dividends and accrued interest receivable                               4,281,513
Receivable for investment securities sold                               2,868,629
---------------------------------------------------------------------------------
Total assets                                                        1,350,749,908
---------------------------------------------------------------------------------
LIABILITIES
Disbursements in excess of cash                                            10,309
Capital shares payable                                                  1,482,670
Payable for investment securities purchased                             7,499,404
Payable upon return of securities loaned                              200,095,237
Accrued investment management services fees                                18,684
Accrued distribution fees                                                 440,607
Accrued transfer agency fees                                                6,498
Accrued administrative services fees                                        1,782
Accrued plan administration services fees                                     347
Other accrued expenses                                                    157,399
---------------------------------------------------------------------------------
Total liabilities                                                     209,712,937
---------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $1,141,036,971
---------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    1,808,692
Additional paid-in capital                                          1,799,500,591
Undistributed net investment income                                       812,822
Accumulated net realized gain (loss)                                 (577,089,819)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          (83,995,315)
---------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $1,141,036,971
---------------------------------------------------------------------------------
*Value of securities on loan                                       $  193,424,858
---------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  31

STATEMENT OF ASSETS AND LIABILITIES (continued) -------------------------------- JUNE 30, 2010

NET ASSET VALUE PER SHARE
                   NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $883,208,464          139,966,191                       $6.31(1)
Class B          $ 68,144,709           10,871,463                       $6.27
Class C          $ 21,354,419            3,418,234                       $6.25
Class I          $165,701,325           26,198,041                       $6.32
Class R2         $    196,428               31,069                       $6.32
Class R3         $      4,127                  653                       $6.32
Class R4         $  1,455,755              230,050                       $6.33
Class R5         $    968,152              152,954                       $6.33
Class W          $      3,592                  568                       $6.32
------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $6.69. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

STATEMENT OF OPERATIONS --------------------------------------------------------
YEAR ENDED JUNE 30, 2010


INVESTMENT INCOME
Income:
Dividends                                                          $ 53,207,734
Interest                                                              3,999,677
Income distributions from affiliated money market fund                   24,515
Income from securities lending -- net                                   771,989
Foreign taxes withheld                                               (1,498,028)
-------------------------------------------------------------------------------
Total income                                                         56,505,887
-------------------------------------------------------------------------------
Expenses:
Investment management services fees                                   8,065,963
Distribution fees
  Class A                                                             2,335,959
  Class B                                                               777,706
  Class C                                                               197,105
  Class R2                                                                  228
  Class R3                                                                   11
  Class W                                                                    10
Transfer agency fees
  Class A                                                             1,795,899
  Class B                                                               162,017
  Class C                                                                38,906
  Class R2                                                                   29
  Class R3                                                                    3
  Class R4                                                                  312
  Class R5                                                                  220
  Class W                                                                     8
Administrative services fees                                            681,093
Plan administration services fees
  Class R2                                                                  114
  Class R3                                                                   11
  Class R4                                                                1,457
Compensation of board members                                            36,881
Custodian fees                                                           21,850
Printing and postage                                                    145,850
Registration fees                                                        72,632
Professional fees                                                        45,045
Other                                                                    77,233
-------------------------------------------------------------------------------
Total expenses                                                       14,456,542
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                         (490,577)
-------------------------------------------------------------------------------
Total net expenses                                                   13,965,965
-------------------------------------------------------------------------------
Investment income (loss) -- net                                      42,539,922

-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  33

STATEMENT OF OPERATIONS (continued) --------------------------------------------
YEAR ENDED JUNE 30, 2010

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                            $(38,152,294)
  Foreign currency transactions                                         (46,442)
-------------------------------------------------------------------------------
Net realized gain (loss) on investments                             (38,198,736)
Net change in unrealized appreciation (depreciation) on
  investments
  and on translation of assets and liabilities in foreign
  currencies                                                        182,612,833
-------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               144,414,097
-------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $186,954,019
-------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
34  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED JUNE 30,                                                          2010            2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $   42,539,922  $   47,796,713
Net realized gain (loss) on investments                               (38,198,736)   (194,561,474)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                  182,612,833    (203,392,348)
-------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations       186,954,019    (350,157,109)
-------------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                           (36,972,037)    (41,690,044)
    Class B                                                            (2,385,309)     (4,082,961)
    Class C                                                              (659,101)       (624,127)
    Class I                                                            (7,816,553)     (8,198,831)
    Class R2                                                               (1,594)           (182)
    Class R3                                                                 (168)           (191)
    Class R4                                                              (24,292)        (30,301)
    Class R5                                                              (18,218)           (203)
    Class W                                                                  (150)           (163)
-------------------------------------------------------------------------------------------------
Total distributions                                                   (47,877,422)    (54,627,003)

-------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  35

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

YEAR ENDED JUNE 30,                                                          2010            2009
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                   $  157,710,577  $  191,628,175
  Class B shares                                                       10,595,310      19,032,766
  Class C shares                                                        8,276,451       4,995,272
  Class I shares                                                       10,954,071      47,886,548
  Class R2 shares                                                         215,643           5,000
  Class R3 shares                                                              --           5,000
  Class R4 shares                                                         940,655          43,818
  Class R5 shares                                                       1,101,336           5,000
Reinvestment of distributions at net asset value
  Class A shares                                                       34,216,977      39,394,145
  Class B shares                                                        2,276,984       3,923,540
  Class C shares                                                          567,193         568,183
  Class I shares                                                        7,816,109       8,198,356
  Class R4 shares                                                          24,292          30,301
  Class R5 shares                                                          15,349              --
Conversions from Class B to Class A
  Class A shares                                                       25,876,806      29,662,452
  Class B shares                                                      (25,876,806)    (29,662,452)
Payments for redemptions
  Class A shares                                                     (232,561,323)   (324,393,842)
  Class B shares                                                      (22,159,169)    (35,231,647)
  Class C shares                                                       (3,801,810)     (6,810,008)
  Class I shares                                                      (33,633,482)    (41,642,097)
  Class R2 shares                                                            (425)             --
  Class R4 shares                                                         (53,283)       (233,031)
  Class R5 shares                                                         (64,329)             --
-------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions     (57,562,874)    (92,594,521)
-------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                81,513,723    (497,378,633)
Net assets at beginning of year                                     1,059,523,248   1,556,901,881
-------------------------------------------------------------------------------------------------
Net assets at end of year                                          $1,141,036,971  $1,059,523,248
-------------------------------------------------------------------------------------------------
Undistributed net investment income                                $      812,822  $    6,148,297
-------------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
36  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                                      YEAR ENDED JUNE 30,
CLASS A                                            --------------------------------------------------------
PER SHARE DATA                                      2010         2009         2008        2007        2006
Net asset value, beginning of period                $5.58        $7.72        $9.65       $7.83       $7.30
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23          .25          .30         .26         .25
Net gains (losses) (both realized and
 unrealized)                                          .76        (2.10)       (1.96)       1.81         .50
-----------------------------------------------------------------------------------------------------------
Total from investment operations                      .99        (1.85)       (1.66)       2.07         .75
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.26)        (.29)        (.27)       (.25)       (.22)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.31        $5.58        $7.72       $9.65       $7.83
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       17.60%      (23.98%)     (17.46%)     26.66%      10.34%
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.20%        1.13%        1.11%       1.15%       1.16%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.16%        1.03%        1.11%       1.15%       1.16%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.51%        4.23%        3.31%       3.15%       3.27%
-----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $883         $793       $1,167      $1,453        $907
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               23%          21%          20%         17%         19%
-----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  37

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                     YEAR ENDED JUNE 30,
CLASS B                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009         2008        2007        2006
Net asset value, beginning of period                $5.54        $7.67        $9.59       $7.78      $7.25
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .21          .22         .19        .19
Net gains (losses) (both realized and
 unrealized)                                          .76        (2.10)       (1.94)       1.80        .50
----------------------------------------------------------------------------------------------------------
Total from investment operations                      .94        (1.89)       (1.72)       1.99        .69
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.21)        (.24)        (.20)       (.18)      (.16)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.27        $5.54        $7.67       $9.59      $7.78
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       16.79%      (24.60%)     (18.15%)     25.76%      9.55%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.96%        1.89%        1.87%       1.91%      1.93%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.92%        1.79%        1.87%       1.91%      1.93%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.73%        3.45%        2.48%       2.38%      2.50%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $68          $92         $171        $303       $275
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               23%          21%          20%         17%        19%
----------------------------------------------------------------------------------------------------------



                                                                     YEAR ENDED JUNE 30,
CLASS C                                            -------------------------------------------------------
PER SHARE DATA                                      2010         2009         2008        2007        2006
Net asset value, beginning of period                $5.53        $7.65        $9.57       $7.77      $7.25
----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .18          .20          .23         .19        .18
Net gains (losses) (both realized and
 unrealized)                                          .76        (2.07)       (1.95)       1.79        .50
----------------------------------------------------------------------------------------------------------
Total from investment operations                      .94        (1.87)       (1.72)       1.98        .68
----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.22)        (.25)        (.20)       (.18)      (.16)
----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.25        $5.53        $7.65       $9.57      $7.77
----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       16.77%      (24.51%)     (18.15%)     25.74%      9.47%
----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.95%        1.88%        1.87%       1.91%      1.92%
----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.91%        1.78%        1.87%       1.91%      1.92%
----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.77%        3.46%        2.56%       2.40%      2.50%
----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $21          $15          $21         $26        $15
----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               23%          21%          20%         17%        19%
----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
38  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                      YEAR ENDED JUNE 30,
CLASS I                                            --------------------------------------------------------
PER SHARE DATA                                      2010         2009         2008        2007        2006
Net asset value, beginning of period                $5.59        $7.73        $9.67       $7.85       $7.32
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .26          .27          .33         .30         .27
Net gains (losses) (both realized and
 unrealized)                                          .76        (2.10)       (1.97)       1.80         .51
-----------------------------------------------------------------------------------------------------------
Total from investment operations                     1.02        (1.83)       (1.64)       2.10         .78
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.29)        (.31)        (.30)       (.28)       (.25)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.32        $5.59        $7.73       $9.67       $7.85
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       18.06%      (23.66%)     (17.19%)     27.07%      10.78%
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .75%         .66%         .72%        .76%        .78%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .72%         .66%         .72%        .76%        .78%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.94%        4.60%        3.70%       3.58%       3.52%
-----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $166         $159         $197        $242         $46
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               23%          21%          20%         17%         19%
-----------------------------------------------------------------------------------------------------------



                                                   YEAR ENDED JUNE 30,
CLASS R2                                           -------------------
PER SHARE DATA                                      2010       2009(c)
Net asset value, beginning of period                $5.59        $7.67
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .25          .23
Net gains (losses) (both realized and
 unrealized)                                          .72        (2.03)
----------------------------------------------------------------------
Total from investment operations                      .97        (1.80)
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.24)        (.28)
----------------------------------------------------------------------
Net asset value, end of period                      $6.32        $5.59
----------------------------------------------------------------------
TOTAL RETURN                                       17.19%      (23.53%)
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.58%        1.46%(d)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.51%        1.33%(d)
----------------------------------------------------------------------
Net investment income (loss)                        3.76%        4.23%(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--
----------------------------------------------------------------------
Portfolio turnover rate                               23%          21%
----------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  39

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                   YEAR ENDED JUNE 30,
CLASS R3                                           -------------------
PER SHARE DATA                                      2010       2009(c)
Net asset value, beginning of period                $5.59        $7.67
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23          .24
Net gains (losses) (both realized and
 unrealized)                                          .76        (2.03)
----------------------------------------------------------------------
Total from investment operations                      .99        (1.79)
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.26)        (.29)
----------------------------------------------------------------------
Net asset value, end of period                      $6.32        $5.59
----------------------------------------------------------------------
TOTAL RETURN                                       17.43%      (23.34%)
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.29%        1.20%(d)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.27%        1.07%(d)
----------------------------------------------------------------------
Net investment income (loss)                        3.38%        4.49%(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--
----------------------------------------------------------------------
Portfolio turnover rate                               23%          21%
----------------------------------------------------------------------



                                                                      YEAR ENDED JUNE 30,
CLASS R4                                           --------------------------------------------------------
PER SHARE DATA                                      2010         2009         2008        2007        2006
Net asset value, beginning of period                $5.59        $7.74        $9.67       $7.85       $7.32
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .24          .27          .33         .27         .26
Net gains (losses) (both realized and
 unrealized)                                          .77        (2.11)       (1.95)       1.81         .50
-----------------------------------------------------------------------------------------------------------
Total from investment operations                     1.01        (1.84)       (1.62)       2.08         .76
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.27)        (.31)        (.31)       (.26)       (.23)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.33        $5.59        $7.74       $9.67       $7.85
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       17.90%      (23.86%)     (17.00%)     26.75%      10.56%
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.06%         .96%        1.02%       1.03%        .99%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.02%         .75%         .76%       1.02%        .99%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.65%        4.50%        3.62%       3.29%       3.37%
-----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1          $--           $1          $1          $1
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               23%          21%          20%         17%         19%
-----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
40  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                   YEAR ENDED JUNE 30,
CLASS R5                                           -------------------
PER SHARE DATA                                      2010       2009(c)
Net asset value, beginning of period                $5.59        $7.67
----------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .28          .26
Net gains (losses) (both realized and
 unrealized)                                          .75        (2.03)
----------------------------------------------------------------------
Total from investment operations                     1.03        (1.77)
----------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.29)        (.31)
----------------------------------------------------------------------
Net asset value, end of period                      $6.33        $5.59
----------------------------------------------------------------------
TOTAL RETURN                                       18.20%      (23.10%)
----------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                                .82%         .72%(d)
----------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .78%         .72%(d)
----------------------------------------------------------------------
Net investment income (loss)                        4.05%        4.85%(d)
----------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1          $--
----------------------------------------------------------------------
Portfolio turnover rate                               23%          21%
----------------------------------------------------------------------



                                                                YEAR ENDED JUNE 30,
CLASS W                                            ---------------------------------------------
PER SHARE DATA                                      2010         2009         2008       2007(e)
Net asset value, beginning of period                $5.59        $7.73        $9.67        $8.80
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23          .25          .29          .25
Net gains (losses) (both realized and
 unrealized)                                          .76        (2.10)       (1.97)         .81
------------------------------------------------------------------------------------------------
Total from investment operations                      .99        (1.85)       (1.68)        1.06
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.26)        (.29)        (.26)        (.19)
------------------------------------------------------------------------------------------------
Net asset value, end of period                      $6.32        $5.59        $7.73        $9.67
------------------------------------------------------------------------------------------------
TOTAL RETURN                                       17.55%      (24.01%)     (17.58%)      12.15%
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.18%        1.09%        1.16%        1.19%(d)
------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.18%        1.09%        1.16%        1.19%(d)
------------------------------------------------------------------------------------------------
Net investment income (loss)                        3.49%        4.18%        3.27%        2.97%(d)
------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--          $--          $--
------------------------------------------------------------------------------------------------
Portfolio turnover rate                               23%          21%          20%          17%
------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  41

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

NOTES TO FINANCIAL HIGHLIGHTS
(a) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(c) For the period from Aug. 1, 2008 (when shares became publicly available) to June 30, 2009.
(d) Annualized.
(e) For the period from Dec. 1, 2006 (when shares became publicly available) to June 30, 2007.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
42  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

RiverSource Dividend Opportunity Fund (the Fund) is a series of RiverSource Sector Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in dividend-paying common and preferred stocks.

The Fund offers Class A, Class B, Class C, Class I, Class R2, Class R3, Class R4, Class R5 and Class W shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B share originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Effective Sept. 7, 2010, the Fund will not accept investments from new or existing investors in the Fund's Class B shares, except that (i) dividend and/or capital gain distributions may continue to be reinvested in Class B shares of the Fund and (ii) shareholders invested in Class B shares of the Fund may exchange those shares for Class B shares of other Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds offering such shares.

-  Class C shares may be subject to a CDSC.

- Class I, Class R2, Class R3, Class R4 and Class R5 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors. Effective July 23, 2010, the Fund no longer offers Class R3 shares.

- Class W shares are offered without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At June 30, 2010, Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class R3 and Class W shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to

--------------------------------------------------------------------------------
44  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

ILLIQUID SECURITIES
At June 30, 2010, investments in securities included issues that are illiquid which the Fund currently limits to 15% of net assets, at market value, at the time of purchase. The aggregate value of such securities at June 30, 2010 was $16,739,928 representing 1.47% of net assets. Certain illiquid securities may be valued, in good faith, by management at fair value according to procedures approved by the Board. According to Board guidelines, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above. Assets are liquid if they can be sold or disposed of in

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

the ordinary course of business within seven days at approximately the value at which the asset is valued by the Fund.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of one or more other assets, such as securities, currencies, commodities or indices.

--------------------------------------------------------------------------------
46  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities. At June 30, 2010, the Fund had no outstanding forward foreign currency contracts.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010
At June 30, 2010, the Fund had no outstanding derivatives.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED JUNE 30, 2010


      AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------------
Foreign exchange contracts                          $94,985
------------------------------------------------------------------------------




 CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED IN
                                    INCOME
------------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------------
Foreign exchange contracts                            $--
------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
At June 30, 2010, the Fund had no outstanding forward foreign currency contracts. The average gross notional amount of forward currency contracts opened, and subsequently closed, was $1.2 million for the year ended June 30, 2010.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.61% to 0.375% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Equity Income Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $902,715 for the year ended June 30, 2010. The management fee for the year ended June 30, 2010 was 0.67% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the year ended June 30, 2010 was 0.06% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
48  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended June 30, 2010, other expenses paid to this company were $3,425.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R2, Class R3, Class R4 and Class R5 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R2, Class R3 and Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the Distributor) for

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  49

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A, Class R3 and Class W shares, a fee at an annual rate of up to 0.50% of the Fund's average daily net assets attributable to Class R2 shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $3,241,000 and $229,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $1,018,775 for Class A, $37,065 for Class B and $2,883 for Class C for the year ended June 30, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended June 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A..............................................  1.16%
Class B..............................................  1.92
Class C..............................................  1.91
Class I..............................................  0.72
Class R2.............................................  1.51
Class R3.............................................  1.27
Class R4.............................................  1.02
Class R5.............................................  0.78
Class W..............................................  1.18




--------------------------------------------------------------------------------
50  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $114,009
Class B...........................................     9,489
Class C...........................................     2,405
Class R2..........................................         6
Class R3..........................................         1
Class R4..........................................        20
Class R5..........................................        30


The management fees waived/reimbursed at the Fund level were $364,617.

Under an agreement which is effective until Aug. 31, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.08%
Class B..............................................  1.85
Class C..............................................  1.84
Class I..............................................  0.65
Class R2.............................................  1.45
Class R3.............................................  1.20
Class R4.............................................  0.95
Class R5.............................................  0.70
Class W..............................................  1.10


Effective Sept. 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until Aug. 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  51

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.14%
Class B..............................................  1.90
Class C..............................................  1.90
Class I..............................................  0.75
Class R2.............................................  1.55
Class R3.............................................  1.30
Class R4.............................................  1.05
Class R5.............................................  0.80
Class W..............................................  1.20


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $270,213,009 and $356,568,262, respectively, for the year ended June 30, 2010. Realized gains and losses are determined on an identified cost basis.

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

YEAR ENDED JUNE 30,                            2010        2009*
-------------------------------------------------------------------
CLASS A
Sold                                        23,353,290   34,619,366
Converted from Class B**                     4,248,985    3,965,991
Reinvested distributions                     5,081,914    6,860,461
Redeemed                                   (35,015,297) (54,301,681)
-------------------------------------------------------------------
Net increase (decrease)                     (2,331,108)  (8,855,863)
-------------------------------------------------------------------

CLASS B
Sold                                         1,594,059    3,484,644
Reinvested distributions                       340,535      690,329
Converted to Class A**                      (4,284,158)  (3,992,680)
Redeemed                                    (3,377,532)  (5,904,380)
-------------------------------------------------------------------
Net increase (decrease)                     (5,727,096)  (5,722,087)

-------------------------------------------------------------------


--------------------------------------------------------------------------------
52  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

YEAR ENDED JUNE 30,                            2010        2009*
-------------------------------------------------------------------
CLASS C
Sold                                         1,237,051      916,076
Reinvested distributions                        84,988      100,294
Redeemed                                      (576,761)  (1,131,028)
-------------------------------------------------------------------
Net increase (decrease)                        745,278     (114,658)
-------------------------------------------------------------------

CLASS I
Sold                                         1,610,641    8,521,127
Reinvested distributions                     1,158,749    1,434,768
Redeemed                                    (5,008,852)  (6,946,803)
-------------------------------------------------------------------
Net increase (decrease)                     (2,239,462)   3,009,092
-------------------------------------------------------------------

CLASS R2
Sold                                            30,476          653
Redeemed                                           (60)          --
-------------------------------------------------------------------
Net increase (decrease)                         30,416          653
-------------------------------------------------------------------

CLASS R3
Sold                                                --          653
-------------------------------------------------------------------
Net increase (decrease)                             --          653
-------------------------------------------------------------------

CLASS R4
Sold                                           146,824        7,910
Reinvested distributions                         3,602        5,191
Redeemed                                        (8,106)     (39,685)
-------------------------------------------------------------------
Net increase (decrease)                        142,320      (26,584)
-------------------------------------------------------------------
CLASS R5
Sold                                           159,578          653
Reinvested distributions                         2,232           --
Redeemed                                        (9,509)          --
-------------------------------------------------------------------
Net increase (decrease)                        152,301          653
-------------------------------------------------------------------


 * Class R2, Class R3 and Class R5 shares are for the period from Aug. 1, 2008 (when shares became publicly available) to June 30, 2009.
** Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  53

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2010, securities valued at $193,424,858 were on loan, secured by cash collateral of $200,095,237 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $771,989 earned from securities lending for the year ended June 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $297,189,078 and $268,920,602, respectively, for the year ended June 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2010, can be found in the Portfolio of Investments.


--------------------------------------------------------------------------------
54  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended June 30, 2010.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, re-characterization of real estate investment trust (REIT) distributions, investments in partnerships, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  55

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, undistributed net investment income has been increased by $2,025 and accumulated net realized loss has been decreased by $34,087 resulting in a net reclassification adjustment to decrease paid-in capital by $36,112.

The tax character of distributions paid for the years indicated was as follows:

YEAR ENDED JUNE 30,                           2010         2009
------------------------------------------------------------------
Ordinary income.........................  $47,877,422  $54,627,003
Long-term capital gain..................           --           --


At June 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...................  $     841,934
Undistributed accumulated long-term gain........  $          --
Accumulated realized loss.......................  $(573,711,900)
Unrealized appreciation (depreciation)..........  $ (87,402,346)


For federal income tax purposes, the Fund had a capital loss carry-over of $546,674,964 at June 30, 2010, that if not offset by capital gains will expire as follows:

    2011            2017           2018
$343,927,468    $36,972,874    $165,774,622


Because the measurement periods for a regulated investment company's income are different for excise tax purposes versus income tax purposes, special rules are in place to protect the amount of earnings and profits needed to support excise tax distributions. As a result, the Fund is permitted to treat net capital losses realized between Nov. 1, 2009 and its fiscal year end (post-October loss) as occurring on the first day of the following tax year. At June 30, 2010, the Fund had a post-October loss of $27,036,936 that is treated for income tax purposes as occurring on July 1, 2010.

It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.


--------------------------------------------------------------------------------
56  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

11. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements.

12. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court (the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise

--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  57

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
58  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE DIVIDEND OPPORTUNITY FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Dividend Opportunity Fund (the
Fund) (one of the portfolios constituting the RiverSource Sector Series, Inc.) as of June 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through June 30, 2007, were audited by other auditors whose report dated August 21, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  59

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued) ------------

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource Dividend Opportunity Fund of the RiverSource Sector Series, Inc. at June 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
August 20, 2010


--------------------------------------------------------------------------------
60  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended June 30, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................    100.00%
    Dividends Received Deduction for corporations................     91.83%
    U.S. Government Obligations..................................      0.00%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  61

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. Each Board member oversees 152 RiverSource, Seligman and Threadneedle funds. Under current Board policy, members generally serve until the next regular shareholders' meeting, until he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

INDEPENDENT BOARD MEMBERS*

                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      1/11/06               Attorney
Minneapolis, MN 55402
Age 56
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource and Threadneedle Funds, 1999-2006;    None
901 S. Marquette Ave.      1/5/99                former Governor of Minnesota
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      11/11/07              Leadership (consulting company)
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      11/1/04               University; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley University
Age 59
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      3/1/85
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      11/1/05                                                                        Insurance; Hapoalim
Minneapolis, MN 55402                                                                                     Securities USA, Inc.
Age 74
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 1/1/07,         College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member                                                                   irrigation systems)
Age 71                     since 1/1/02

------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
62  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
John F. Maher              Board member          Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      since 11/7/08         former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 67
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      11/1/04               real estate and asset management company)
Minneapolis, MN 55402
Age 57
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member          Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      since 11/7/08         President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 68                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      11/13/02              since 2003 (biotechnology); former President, Aquila     Pharmaceuticals,
Minneapolis, MN 55402                            Biopharmaceuticals                                       Inc.
Age 66                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------



* Mr. Laikind may be deemed, as a technical matter, an interested person of RiverSource International Managers Series, Inc. and RiverSource Variable Series Trust because he serves as an independent director of a broker-dealer that has executed transactions for subadvisers to certain of the funds.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  63

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

BOARD MEMBER AFFILIATED WITH THE INVESTMENT MANAGER*


                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member          Chairman of the Board, Columbia Management Investment    None
53600 Ameriprise           since 11/7/01,        Advisers, LLC (formerly RiverSource Investments, LLC)
Financial Center           Vice President since  since May 2010 (previously President, Chairman of the
Minneapolis, MN 55474      2002                  Board and Chief Investment Officer, 2001-April 2010);
Age 49                                           Senior Vice President, Atlantic Funds, Columbia Funds
                                                 and Nations Funds since May 2010; Chief Executive
                                                 Officer, U.S. Asset Management &
                                                 President -- Annuities, Ameriprise Financial, Inc.
                                                 since May 2010 (previously President -- U.S. Asset
                                                 Management and Chief Investment Officer, 2005-April
                                                 2010 and Senior Vice President -- Chief Investment
                                                 Officer, 2001-2005); Director, President and Chief
                                                 Executive Officer, Ameriprise Certificate Company since
                                                 2006; Director, Columbia Management Investment
                                                 Distributors, Inc. (formerly RiverSource Fund
                                                 Distributors, Inc.) since May 2010 (previously Chairman
                                                 of the Board and Chief Executive Officer, 2008-April
                                                 2010); Chairman of the Board and Chief Executive
                                                 Officer, RiverSource Distributors, Inc. since 2006
------------------------------------------------------------------------------------------------------------------------------


* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling 800.221.2450; contacting your financial intermediary; or visiting riversource.com/funds*.

* Information will be available at riversource.com/funds through September 26, 2010 and thereafter at columbiamanagement.com.


--------------------------------------------------------------------------------
64  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
J. Kevin Connaughton       President since       Senior Vice President and General Manager -- Mutual
One Financial Center       5/1/10                Fund Products, Columbia Management Investment Advisers,
Boston, MA 02111                                 LLC since May 2010; President, Columbia Funds since
Age 46                                           2009 (previously Senior Vice President and Chief
                                                 Financial Officer, June 2008 -- January 2009);
                                                 President, Atlantic Funds and Nations Funds since 2009;
                                                 Managing Director of Columbia Management Advisors, LLC,
                                                 December 2004 -- April 2010; Treasurer, Columbia Funds,
                                                 October 2003 -- May 2008; Treasurer, the Liberty Funds,
                                                 Stein Roe Funds and Liberty All-Star Funds, December
                                                 2000 -- December 2006; Senior Vice
                                                 President -- Columbia Management Advisors, LLC, April
                                                 2003 -- December 2004; President, Columbia Funds,
                                                 Liberty Funds and Stein Roe Funds, February
                                                 2004 -- October 2004
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Senior Vice President and Chief Operating Officer,
5228 Ameriprise Financial  12/5/06               Columbia Management Investment Advisers, LLC (formerly
Center Minneapolis, MN                           RiverSource Investments, LLC) since May 2010
55474                                            (previously Chief Administrative Officer, 2009 -- April
Age 44                                           2010 and Vice President -- Asset Management and Trust
                                                 Company Services, 2006-2009 and Vice
                                                 President -- Operations and Compliance, 2004-2006);
                                                 Senior Vice President, Atlantic Funds, Columbia Funds
                                                 and Nations Funds since May 2010; Director of Product
                                                 Development -- Mutual Funds, Ameriprise Financial,
                                                 Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since       Chief Financial Officer, Columbia Management Investment
105 Ameriprise             7/10/02               Distributors, Inc. (formerly RiverSource Fund
Financial Center                                 Distributors, Inc.) and of Seligman Data Corp. since
Minneapolis, MN 55474                            2008; Vice President -- Investment Accounting,
Age 55                                           Ameriprise Financial, Inc. since 2002; Chief Financial
                                                 Officer, RiverSource Distributors, Inc. since 2006

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  65

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Scott R. Plummer           Vice President,       Chief Legal Officer and Assistant Secretary, Columbia
5228 Ameriprise Financial  General Counsel and   Management Investment Advisers, LLC (formerly
Center                     Secretary since       RiverSource Investments, LLC) since June 2005; Vice
Minneapolis, MN 55474      12/5/06               President and Lead Chief Counsel -- Asset Management,
Age 51                                           Ameriprise Financial, Inc. since May 2010 (previously
                                                 Vice President and Chief Counsel -- Asset Management,
                                                 2005-April 2010 and Vice President -- Asset Management
                                                 Compliance, 2004-2005); Senior Vice President,
                                                 Secretary and Chief Legal Officer, Atlantic Funds,
                                                 Columbia Funds and Nations Funds since May 2010; Vice
                                                 President, Chief Counsel and Assistant Secretary,
                                                 Columbia Management Investment Distributors, Inc.
                                                 (formerly RiverSource Fund Distributors, Inc.) since
                                                 2008; Vice President, General Counsel and Secretary,
                                                 Ameriprise Certificate Company since 2005; Chief
                                                 Counsel, RiverSource Distributors, Inc. since 2006;
                                                 Senior Vice President and Chief Compliance Officer,
                                                 USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Michael A. Jones           Vice President since  Director and President, Columbia Management Investment
100 Federal Street         5/1/10                Advisers, LLC since May 2010; President and Director,
Boston, MA 02110                                 Columbia Management Investment Distributors, Inc. since
Age 51                                           May 2010; Senior Vice President, Atlantic Funds,
                                                 Columbia Funds and Nations Funds since May 2010;
                                                 Manager, Chairman, Chief Executive Officer and
                                                 President, Columbia Management Advisors, LLC,
                                                 2007 -- April 2010; Chief Executive Officer, President
                                                 and Director, Columbia Management Distributors, Inc.,
                                                 2006 -- April 2010; former Co-President and Senior
                                                 Managing Director, Robeco Investment Management
--------------------------------------------------------------------------------------------------------

Colin Moore                Vice President since  Chief Investment Officer, Columbia Management
One Financial Center       5/1/10                Investment Advisers, LLC since May 2010; Senior Vice
Boston, MA 02111                                 President, Atlantic Funds, Columbia Funds and Nations
Age 52                                           Funds since May 2010; Manager, Managing Director and
                                                 Chief Investment Officer, Columbia Management Advisors,
                                                 LLC, 2007- April 2010; Head of Equities, Columbia
                                                 Management Advisors, LLC, 2002-Sept. 2007
--------------------------------------------------------------------------------------------------------

Linda Wondrack             Chief Compliance      Vice President and Chief Compliance Officer, Columbia
One Financial Center       Officer since 5/1/10  Management Investment Advisers, LLC since May 2010;
Boston, MA 02111                                 Chief Compliance Officer, Columbia Funds since 2007;
Age 46                                           Senior Vice President and Chief Compliance Officer,
                                                 Atlantic Funds and Nations Funds since 2007; Director
                                                 (Columbia Management Group, LLC and Investment Product
                                                 Group Compliance), Bank of America, June 2005 -- April
                                                 2010; Director of Corporate Compliance and Conflicts
                                                 Officer, MFS Investment Management (investment
                                                 management), August 2004 -- May 2005

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
66  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Neysa M. Alecu             Money Laundering      Vice President -- Compliance, Ameriprise Financial,
2934 Ameriprise Financial  Prevention Officer    Inc. since 2008; Anti-Money Laundering Officer and
Center                     since 11/9/05 and     Identity Theft Prevention Officer, Columbia Management
Minneapolis, MN 55474      Identity Theft        Investment Distributors, Inc. (formerly RiverSource
Age 46                     Prevention Officer    Fund Distributors, Inc.) since 2008; Anti-Money
                           since 2008            Laundering Officer, Ameriprise Financial, Inc. since
                                                 2005; Compliance Director, Ameriprise Financial, Inc.,
                                                 2004-2008
--------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  67

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's new expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to,

--------------------------------------------------------------------------------
68  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


the Fund's operations, most notably, management's announcement of the massive investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates, and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  69

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund:
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) was below the peer group's median expense ratio shown in the reports. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of

--------------------------------------------------------------------------------
70  RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds(*); or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds(*); or searching the website of the SEC at www.sec.gov.

* Information will be available at riversource.com/funds through September 26, 2010 and thereafter at columbiamanagement.com.


--------------------------------------------------------------------------------
                 RIVERSOURCE DIVIDEND OPPORTUNITY FUND -- 2010 ANNUAL REPORT  71

RIVERSOURCE DIVIDEND OPPORTUNITY FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474


                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA, and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC).
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                  S-6341 AF (8/10)

Annual Report
and Prospectus
                                                      (COLUMBIA MANAGEMENT LOGO)

RIVERSOURCE
REAL ESTATE FUND

--------------------------------------------------------------------------------

ANNUAL REPORT FOR THE PERIOD ENDED
JUNE 30, 2010
(Prospectus also enclosed)

RIVERSOURCE REAL ESTATE FUND SEEKS TO PROVIDE SHAREHOLDERS WITH TOTAL RETURN FROM BOTH CURRENT INCOME AND CAPITAL APPRECIATION.

This annual report includes a prospectus that describes in detail the Fund's objective, investment strategy, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE

TABLE OF CONTENTS --------------------------------------------------------------


Your Fund at a Glance..............    3

Manager Commentary.................    6

The Fund's Long-term Performance...   12

Fund Expenses Example..............   14

Portfolio of Investments...........   17

Statement of Assets and
  Liabilities......................   23

Statement of Operations............   24

Statements of Changes in Net
  Assets...........................   25

Financial Highlights...............   27

Notes to Financial Statements......   33

Report of Independent Registered
  Public Accounting Firm...........   49

Federal Income Tax Information.....   51

Board Members and Officers.........   52

Approval of Investment Management
  Services Agreement...............   58

Proxy Voting.......................   61




--------------------------------------------------------------------------------
2  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

YOUR FUND AT A GLANCE ----------------------------------------------------------

FUND SUMMARY
--------------------------------------------------------------------------------

> RiverSource Real Estate Fund (the Fund) Class A shares gained 51.79%
  (excluding sales charge) for the 12 months ended June 30, 2010.

> The Fund underperformed its benchmark, the Dow Jones Select Real Estate
  Securities Index (Float-Weighted), which rose 56.11% during the same period.

> The Fund outperformed the Lipper Real Estate Funds Index, representing the
  Fund's peer group, which increased 46.84% during the same time frame.

ANNUALIZED TOTAL RETURNS (for period ended June 30, 2010)
--------------------------------------------------------------------------------


                                                              SINCE
                                                            INCEPTION
                                  1 YEAR  3 YEARS  5 YEARS    3/4/04
---------------------------------------------------------------------
RiverSource Real Estate Fund
  Class A (excluding sales
  charge)                        +51.79%   -9.62%   +0.14%    +4.69%
---------------------------------------------------------------------
Dow Jones Select Real Estate
  Securities Index (Float-
  Weighted) (unmanaged)          +56.11%  -10.52%   -0.49%    +4.08%
---------------------------------------------------------------------
Lipper Real Estate Funds Index
  (unmanaged)                    +46.84%  -10.01%   -0.54%    +3.67%
---------------------------------------------------------------------



(See "The Fund's Long-term Performance" for Index descriptions)

The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting riversource.com/funds (through September 26, 2010) and thereafter columbiamanagement.com or calling 800.221.2450.

The 5.75% sales charge applicable to Class A shares of the Fund is not reflected in the table above. If reflected, returns would be lower than those shown. The performance of other classes may vary from that shown because of differences in fees and expenses. The Fund's returns reflect the effect of fee waivers/expense reimbursements, if any. Without such waivers/reimbursements, the Fund's returns would be lower. See the Average Annual Total Returns table for performance of other share classes of the Fund.

The indices do not reflect the effects of sales charges, expenses (excluding Lipper) and taxes. It is not possible to invest directly in an index.


--------------------------------------------------------------------------------
                           RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  3

YOUR FUND AT A GLANCE (continued) ----------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------

AT JUNE 30, 2010
                                                               SINCE
Without sales charge               1 YEAR  3 YEARS  5 YEARS  INCEPTION
Class A (inception 3/4/04)        +51.79%   -9.62%   +0.14%    +4.69%
----------------------------------------------------------------------
Class B (inception 3/4/04)        +50.51%  -10.30%   -0.62%    +3.89%
----------------------------------------------------------------------
Class C (inception 3/4/04)        +50.57%  -10.31%   -0.62%    +3.89%
----------------------------------------------------------------------
Class I (inception 3/4/04)        +52.26%   -9.21%   +0.59%    +5.13%
----------------------------------------------------------------------
Class R4 (inception 3/4/04)       +51.84%   -9.29%   +0.42%    +4.96%
----------------------------------------------------------------------
Class W (inception 12/1/06)       +51.66%   -9.59%     N/A    -10.19%
----------------------------------------------------------------------

With sales charge
Class A (inception 3/4/04)        +43.05%  -11.38%   -1.04%    +3.72%
----------------------------------------------------------------------
Class B (inception 3/4/04)        +45.51%  -11.03%   -0.91%    +3.89%
----------------------------------------------------------------------
Class C (inception 3/4/04)        +49.57%  -10.31%   -0.62%    +3.89%
----------------------------------------------------------------------



Class A share performance reflects the maximum initial sales charge of 5.75%. Class B share performance reflects a contingent deferred sales charge (CDSC) applied as follows: first year 5%; second year 4%; third and fourth years 3%; fifth year 2%; sixth year 1%; no sales charge thereafter. Class C shares may be subject to a 1% CDSC if shares are sold within one year after purchase. Sales charges do not apply to Class I, Class R4 and Class W shares. Class I and Class R4 are available to qualifying institutional investors only. Class W shares are offered through qualifying discretionary accounts.


--------------------------------------------------------------------------------
4  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

MORNINGSTAR STYLE BOX(TM)
--------------------------------------------------------------------------------



      Equity Style
Value    Blend   Growth
                          Large
                    X     Medium   Size
                          Small



The Morningstar Style Box(TM) is based on the Fund's portfolio holdings as of period end. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.


The RiverSource Real Estate Fund is a narrowly-focused sector fund and may exhibit higher volatility than funds with broader investment objectives. Investments in real estate securities are subject to specific risks, such as market risk, issuer risk, diversification risk, and sector/concentration risks. Investments in small- and mid-capitalization companies involve greater risks and volatility than investments in larger, more established companies. The Fund is a "non-diversified" mutual fund and thus may hold fewer securities than other funds. A decline in the value of those investments would cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio. See the Fund's prospectus for information on these and other risks associated with the Fund.

(C)2010 Morningstar, Inc. All rights reserved. The information contained herein is proprietary to Morningstar and/or its content providers, may not be copied or distributed and is not warranted to be accurate, complete, or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results.


--------------------------------------------------------------------------------
                           RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  5

MANAGER COMMENTARY -------------------------------------------------------------



Effective May 1, 2010, Arthur J. Hurley, CFA, replaced Julene Melquist as the portfolio manager responsible for the day-to-day management of the RiverSource Real Estate Fund.

At June 30, 2010, approximately 68% of the Fund's total outstanding shares were owned in aggregate by affiliated funds-of-funds managed by Columbia Management Investment Advisers, LLC (Columbia Management). As a result of asset allocation decisions by Columbia Management, it is possible RiverSource Real Estate Fund may experience relatively large purchases or redemptions from affiliated funds-of-funds (see page 42, Class I capital share transactions for related activity during the most recent fiscal period). Columbia Management seeks to minimize the impact of these transactions by structuring them over a reasonable period of time. RiverSource Real Estate Fund may experience increased expenses as it buys and sells securities to manage transactions for affiliated funds-of-funds. For more information on the Fund's expenses, see the discussions beginning on pages 14 and 38.

Dear Shareholders:

RiverSource Real Estate Fund (the Fund) Class A shares gained 51.79% (excluding sales charge) for the 12 months ended June 30, 2010. The Fund underperformed its benchmark, the Dow Jones Select Real Estate

PORTFOLIO BREAKDOWN(1) (at June 30, 2010)
---------------------------------------------------------------------

Diversified Properties                      3.6%
------------------------------------------------
Health Care                                 8.8%
------------------------------------------------
Industrial                                  1.9%
------------------------------------------------
Lodging/Resorts                             6.1%
------------------------------------------------
Office                                      8.1%
------------------------------------------------
Other Properties                           11.1%
------------------------------------------------
Residential                                18.4%
------------------------------------------------
Retail                                     21.1%
------------------------------------------------
Self Storage                               11.7%
------------------------------------------------
Specialty                                   8.5%
------------------------------------------------
Other(2)                                    0.7%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan). The Fund's composition is subject to change.
(2) Cash & Cash Equivalents.


--------------------------------------------------------------------------------
6  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


Securities Index (Float-Weighted) (RESI Index), which rose 56.11% during the same time period. The Fund outperformed the Lipper Real Estate Funds Index, representing the Fund's peer group, which increased 46.84% during the same time frame.

SIGNIFICANT PERFORMANCE FACTORS
During the annual period, real estate investments experienced a dramatic rise from unusually depressed levels seen in the spring of 2009, generating robust double-digit gains based on three primary factors. First, the credit markets, which had essentially frozen during the prior fiscal year for commercial real estate in particular, began to thaw. Public real estate investment trusts (REITs) were among the first to access both equity and debt capital and to do so at low cost. Second, as the economy strengthened during the annual period as a whole, investors, who had feared a far worse scenario than had actually materialized, realized that real estate fundamentals would indeed come through this cycle just as they had in past cycles. Occupancies had dropped during the economic downturn, but not below 90% on average. Rental rates bottomed during the annual period and then started to increase. Cash flows were sluggish but then regained some momentum. Third, real estate equities benefited

TOP TEN HOLDINGS(1) (at June 30, 2010)
---------------------------------------------------------------------

Simon Property Group, Inc.                 10.6%
------------------------------------------------
Public Storage                              7.9%
------------------------------------------------
Digital Realty Trust, Inc.                  5.9%
------------------------------------------------
Federal Realty Investment Trust             5.7%
------------------------------------------------
Potlatch Corp.                              4.8%
------------------------------------------------
Ventas, Inc.                                4.8%
------------------------------------------------
Equity Lifestyle Properties, Inc.           4.4%
------------------------------------------------
Health Care REIT, Inc.                      4.1%
------------------------------------------------
Host Hotels & Resorts, Inc.                 3.9%
------------------------------------------------
Equity Residential                          3.7%
------------------------------------------------




(1) Percentages indicated are based upon total investments (excluding Investments of Cash Collateral Received for Securities on Loan and Cash & Cash Equivalents).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.


--------------------------------------------------------------------------------
                           RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  7

MANAGER COMMENTARY (continued) -------------------------------------------------

from the ripple effect of a bullish advance in the broader equity market, which, in turn, was supported primarily by improving news around the economic recovery and strong corporate earnings overall. To a lesser degree, the strength in REITs for the annual period overall was also supported by a decline in the 10-year Treasury yield, which fell from 3.53% on June 30, 2009 to 2.97% at the end of June 2010, though certainly not without significant fluctuation in between. From a historical perspective, REITs generally perform better when Treasury yields decline.

In general, those REITs and real estate companies that began the fiscal year with greater exposure to leverage, weaker balance sheets and the most depressed valuations enjoyed the strongest moves higher as the market grew more confident. Also, those real estate subsectors with greater economic sensitivity, including apartments, hotels and regional malls, turned in the best performance for the annual period. Apartments and hotels in particular benefited from having the shortest lease terms. Each of these subsectors also benefited from an inflection point for revenue growth turning positive sooner than many had anticipated, continued access to the capital markets, ongoing compression in the cost of capital and the anticipation of distressed acquisition opportunities. Conversely, the more traditionally defensive sectors, including health care and self-storage properties, lagged. So, too, did shopping centers and industrial properties. Each of these subsectors feature longer lease terms compared to other segments of the real estate market.

Supported by this improving backdrop for REITs, the Fund was able to outperform its peer group for the 12 months ended June 30, 2010. Having a modestly greater exposure to apartments and hotels, the two best performing segments of the RESI Index during the annual period, benefited the Fund's results most during the annual period. Having a slightly lesser allocation to shopping centers, which lagged the RESI Index, also helped. Individual stock selection within the apartment, diversified and health care REIT subsectors proved effective as well. That said, those individual securities that made the greatest contribution to the Fund's results relative to the RESI Index during the annual period were from across a wide spectrum of REIT subsectors. Regional mall REIT SIMON PROPERTY GROUP, apartment REIT EQUITY RESIDENTIAL, diversified REIT VORNADO REALTY TRUST, and office property REIT BOSTON

--------------------------------------------------------------------------------
8  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


PROPERTIES were the Fund's strongest contributors to relative performance during the annual period.

Detracting from the Fund's performance was having a greater allocation than the RESI Index in manufactured homes, which lagged, and stock selection in the shopping center, regional malls, industrials and office property REIT subsectors. From an individual stock perspective, diversified REIT ENTERTAINMENT PROPERTIES TRUST, office property REIT BIOMED REALTY TRUST, regional mall REIT CBL & ASSOCIATES PROPERTIES, theme park and resort company VAIL RESORTS, and self-storage REIT EXTRA SPACE STORAGE were the Fund's biggest detractors from relative results during the annual period.

CHANGES TO THE FUND'S PORTFOLIO
Since taking over the day-to-day management of the Fund on May 1, 2010, we did not make any significant changes based on top-down views about various REIT subsectors but rather did seek to position the Fund more neutrally to the RESI Index with a focus on bottom-up stock selection. Given the ongoing uncertainty about the relative strength of the economy and the sustainability of its recovery, we also did implement something of a barbell portfolio. On the one end was a concentration in those REITs experiencing recent momentum, such as those in the apartment and hotel REIT subsectors. We also established or added to positions in companies with higher leverage but leverage that we considered manageable with regard to interest rate, structure and/or maturity of the debt. On the other end of the barbell was an emphasis on higher quality REITs across a wide variety of subsectors. We sought REITs featuring lower leverage and better


  Supported by this improving backdrop for REITs, the Fund was able to outperform its peer group for the 12 months ended June 30, 2010.






--------------------------------------------------------------------------------
                           RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  9

MANAGER COMMENTARY (continued) -------------------------------------------------

properties in better locations that may be trading at a premium, but a premium we considered worth paying. We also moved to a somewhat more concentrated portfolio overall, reducing the number of holdings in the Fund from 44 at the start of the fiscal year to 37 at the end of June 2010.

At the end of the fiscal year, the Fund had significant exposure to the office and self-storage REIT subsectors compared to the RESI Index. Within the office REIT subsector, the Fund had an emphasis on those REITs specializing in the life sciences and server industries. Both of these industries have some fundamental drivers of positive momentum outside of factors impacting the broader economy or the office market in general. The Fund had more modest allocations than the RESI Index to the industrials and health care REIT subsectors. As of June 30, 2010, the Fund was virtually equally-weighted to the RESI Index in the remaining REIT subsectors.

OUR FUTURE STRATEGY
REIT valuations were hovering above long-term historical levels at the end of the annual period. As such, in our view, the emergence of the next catalyst for the real estate securities market will be key to performance during the second half of 2010. To date, the most anticipated catalyst has been somewhat illusive. Specifically, many REITs appear to have positioned their balance sheets well to take advantage of distressed real estate. However, it is possible that the wave of commercial real estate debt that needs to be refinanced within the next few years may not amount to significant distressed acquisition opportunities for REITs given the decline in borrowing costs, the improving economy, and the willingness and ability of lenders to work with existing borrowers. Furthermore, high quality opportunities that have come to market, while few in number, have seen transaction prices that are likely higher than the market anticipated. While this has contributed to the appreciation of REIT share prices, it may also limit the possible accretion to REITs' earnings growth from such acquisitions.

Still, we believe there are a number of possible catalysts for the real estate sector that may come into play. First, given the extremely low levels of new supply to enter the market during the last few years, coupled with a relatively high occupancy rate for REITs at this point in

--------------------------------------------------------------------------------
10  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


the economic cycle, continued improvement in the economy has, so far, resulted in a quicker-than-expected recovery in REIT operating fundamentals. Second, capital continues to flow into real estate mutual funds, resulting in higher REIT share prices. Third, many investors in search of income and yield in this low-growth economic environment have been attracted to the higher-yielding dividends of REITs relative to other equity investment alternatives. Of course, the risk to all aforementioned fundamental drivers for REITs would be if a double dip to the recession becomes apparent in the second half of the year.

As we wait for more sustained signs of a sector catalyst emerging, we believe we are likely to continue to see wide divergence of performance within REIT subsectors. Thus, in our view, Fund performance going forward will depend on individual stock selection rather than property type. We intend to look for select real estate companies and REITs based on fundamentals, including experienced management teams, strong balance sheets, quality assets, attractive locations, sustainable competitive advantage and credibility with its shareholders. Our goal will be to apply our analysis of real estate fundamentals and market performance to find undervalued companies across the United States that have solid dividend-paying abilities and attractive long-term growth potential.

Arthur J. Hurley, CFA(R)
Portfolio Manager

Any specific securities mentioned are for illustrative purposes only and are not a complete list of securities that have increased or decreased in value. The views expressed in this statement reflect those of the portfolio manager(s) only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Columbia Management Investment Advisers, LLC* (the Investment Manager) or any subadviser to the Fund or any other person in the Investment Manager or subadviser organizations. Any such views are subject to change at any time based upon market or other conditions and the Investment Manager disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for the Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of the Fund.

* Effective May 1, 2010, RiverSource Investments, LLC became known as Columbia Management Investment Advisers, LLC.


--------------------------------------------------------------------------------
                          RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  11

THE FUND'S LONG-TERM PERFORMANCE -----------------------------------------------

The chart on the facing page illustrates the total value of an assumed $10,000 investment in RiverSource Real Estate Fund Class A shares (from 3/4/04 to 6/30/10) as compared to the performance of the Dow Jones Select Real Estate Securities Index (Float-Weighted) and the Lipper Real Estate Funds Index. In comparing the Fund's Class A shares to these indices, you should take into account the fact that the Fund's performance reflects the maximum initial sales charge of 5.75%, while such charges are not reflected in the performance of the indices. Returns for the Fund include the reinvestment of any distributions paid during each period.

The performance information shown represents past performance and is not a guarantee of future results. The table below and the chart on the facing page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary or visiting riversource.com/funds. Also see "Past Performance" in the Fund's current prospectus.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------

                                                                                    SINCE
Results at June 30, 2010                                                          INCEPTION
                                                     1 YEAR   3 YEARS   5 YEARS     3/4/04
RIVERSOURCE REAL ESTATE FUND
(INCLUDES SALES CHARGE)
Class A Cumulative value of $10,000                 $14,305    $6,960    $9,691    $12,597
-------------------------------------------------------------------------------------------
     Average annual total return                    +43.05%   -11.38%    -1.04%     +3.72%
-------------------------------------------------------------------------------------------
DOW JONES SELECT REAL ESTATE SECURITIES INDEX (FLOAT-WEIGHTED)(1)
     Cumulative value of $10,000                    $15,611    $7,164    $9,854    $12,877
-------------------------------------------------------------------------------------------
     Average annual total return                    +56.11%   -10.52%    -0.49%     +4.08%
-------------------------------------------------------------------------------------------
LIPPER REAL ESTATE FUNDS INDEX(2)
     Cumulative value of $10,000                    $14,684    $7,288    $9,839    $12,558
-------------------------------------------------------------------------------------------
     Average annual total return                    +46.84%   -10.01%    -0.54%     +3.67%
-------------------------------------------------------------------------------------------



Results for other share classes can be found on page 4.


--------------------------------------------------------------------------------
12  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

(VALUE OF A HYPOTHETICAL $10,000 INVESTMENT IN RIVERSOURCE REAL ESTATE FUND LINE GRAPH)

                      RIVERSOURCE REAL
                        ESTATE FUND               DOW JONES
                          CLASS A                SELECT REAL               LIPPER REAL
                      (INCLUDES SALES         ESTATE SECURITIES           ESTATE FUNDS
                          CHARGE)         INDEX (FLOAT-WEIGHTED)(1)         INDEX(2)
                     -----------------    -------------------------    ------------------
3/4/04                    $ 9,425                 $10,000                    $10,000
3/04                        9,716                  10,293                     10,266
6/04                        9,525                   9,827                      9,732
9/04                       10,044                  10,628                     10,512
12/04                      11,659                  12,378                     12,154
3/05                       10,954                  11,561                     11,467
6/05                       12,508                  13,200                     12,904
9/05                       13,037                  13,677                     13,299
12/05                      13,504                  14,090                     13,646
3/06                       15,485                  16,257                     15,398
6/06                       15,513                  16,088                     15,213
9/06                       16,804                  17,554                     16,406
12/06                      18,271                  19,118                     17,938
3/07                       18,746                  19,829                     18,530
6/07                       17,061                  17,975                     17,237
9/07                       17,486                  18,234                     17,492
12/07                      15,236                  15,740                     15,515
3/08                       15,506                  16,074                     15,472
6/08                       14,618                  15,204                     15,118
9/08                       15,252                  15,890                     15,210
12/08                       9,235                   9,470                      9,436
3/09                        6,497                   6,264                      6,644
6/09                        8,299                   8,249                      8,553
9/09                       10,969                  11,207                     11,242
12/09                      11,989                  12,217                     12,126
3/10                       13,100                  13,457                     13,200
6/10                       12,597                  12,877                     12,558




(1) The Dow Jones Select Real Estate Securities Index (Float-Weighted), an unmanaged float-weighted index, measures the performance of publicly traded real estate securities, including REITS and real estate operating companies. The index reflects reinvestment of all distributions and changes in market prices.
(2) The Lipper Real Estate Funds Index includes the 30 largest real estate funds tracked by Lipper Inc. The index's returns include net reinvested dividends. The Fund's performance is currently measured against this index for purposes of determining the performance incentive adjustment.


--------------------------------------------------------------------------------
                          RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  13

FUND EXPENSES EXAMPLE ----------------------------------------------------------
(UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments; and (ii) ongoing costs, which may include management fees; distribution and service (Rule 12b-1) fees; and other Fund fees and expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. In addition to the ongoing expenses which the Fund bears directly, the Fund's shareholders indirectly bear the ongoing expenses of any funds in which the Fund invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). The Fund's indirect expense from investing in the acquired funds is based on the Fund's pro rata portion of the ongoing expenses charged by acquired funds using the expense ratio of each of the acquired funds as of the acquired fund's most recent shareholder report.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months ended June 30, 2010.

ACTUAL EXPENSES
The first line of the table provides information about actual account values and actual expenses for each class. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled "Expenses paid during the period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second line of the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for each class and an assumed rate of return of 5% per year before expenses, which is not the actual return for the class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


--------------------------------------------------------------------------------
14  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2010  JUNE 30, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class A
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,050.70        $ 7.37(c)      1.45%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.60        $ 7.25(c)      1.45%
------------------------------------------------------------------------------------------

Class B
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,047.10        $11.32(c)      2.23%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,013.74        $11.13(c)      2.23%
------------------------------------------------------------------------------------------

Class C
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,046.50        $11.21(c)      2.21%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,013.84        $11.03(c)      2.21%
------------------------------------------------------------------------------------------

Class I
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,052.90        $ 5.09(c)      1.00%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,019.84        $ 5.01(c)      1.00%
------------------------------------------------------------------------------------------

Class R4
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,051.70        $ 6.61(c)      1.30%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,018.35        $ 6.51(c)      1.30%

------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                          RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  15

FUND EXPENSES EXAMPLE (continued) ----------------------------------------------

                                  BEGINNING        ENDING        EXPENSES
                                ACCOUNT VALUE  ACCOUNT VALUE   PAID DURING     ANNUALIZED
                                 JAN. 1, 2010  JUNE 30, 2010  THE PERIOD(a)  EXPENSE RATIO
------------------------------------------------------------------------------------------
Class W
------------------------------------------------------------------------------------------
  Actual(b)                         $1,000       $1,052.20        $ 7.38(c)      1.45%
------------------------------------------------------------------------------------------
  Hypothetical
  (5% return before expenses)       $1,000       $1,017.60        $ 7.25(c)      1.45%
------------------------------------------------------------------------------------------



(a) Expenses are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b) Based on the actual return for the six months ended June 30, 2010: +5.07% for Class A, +4.71% for Class B, +4.65% for Class C, +5.29% for Class I, +5.17% for Class R4 and +5.22% for Class W.
(c) Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) and its affiliates have contractually agreed to waive certain fees and to absorb certain expenses until Aug. 31, 2011, unless sooner terminated at the sole discretion of the Fund's Board, such that net expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment, will not exceed 1.48% for Class A, 2.25% for Class B, 2.24% for Class C, 1.03% for Class I, 1.33% for Class R4 and 1.48% for Class W. Any amounts waived will not be reimbursed by the Fund. This change is effective Sept. 1, 2010. Had this change been in place for the entire six month period ended June 30, 2010, the actual expenses paid would have been $7.88 for Class A, $11.78 for Class B, $11.72 for Class C, $5.34 for Class I, $6.87 for Class R4, and $7.89 for Class W; the hypothetical expenses paid would have been $7.75 for Class A, $11.58 for Class B, $11.53 for Class C, $5.26 for Class I, $6.76 for Class R4 and $7.75 for Class W.


--------------------------------------------------------------------------------
16  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

PORTFOLIO OF INVESTMENTS -------------------------------------------------------

JUNE 30, 2010
(Percentages represent value of investments compared to net assets)

INVESTMENTS IN SECURITIES


COMMON STOCKS (99.0%)
ISSUER                                                 SHARES                VALUE(a)
HEALTH CARE PROVIDERS & SERVICES (0.8%)
Emeritus Corp.                                          91,787(b,d)        $1,497,046
-------------------------------------------------------------------------------------

HOTELS, RESTAURANTS & LEISURE (2.6%)
Starwood Hotels & Resorts Worldwide, Inc.               69,311              2,871,555
Vail Resorts, Inc.                                      59,969(b,d)         2,093,518
                                                                      ---------------
Total                                                                       4,965,073
-------------------------------------------------------------------------------------

REAL ESTATE INVESTMENT TRUSTS (REITS) (94.3%)
Alexandria Real Estate Equities, Inc.                   65,216(d)           4,132,738
American Campus Communities, Inc.                      183,252(d)           5,000,947
Apartment Investment & Management Co.,
 Class A                                               142,943(d)           2,768,806
AvalonBay Communities, Inc.                             40,589(d)           3,789,795
BioMed Realty Trust, Inc.                              299,022(d)           4,811,264
Boardwalk Real Estate Investment Trust                  53,013(c)           1,995,022
Boston Properties, Inc.                                 48,114(d)           3,432,453
Brookfield Properties Corp.                            270,367              3,795,952
CBL & Associates Properties, Inc.                      233,558(d)           2,905,462
Digital Realty Trust, Inc.                             194,239(d)          11,203,705
Entertainment Properties Trust                         130,346(d)           4,962,272
Equity Lifestyle Properties, Inc.                      171,426(d)           8,267,876
Equity Residential                                     167,299              6,966,330
Extra Space Storage, Inc.                              396,723(d)           5,514,450
Federal Realty Investment Trust                        154,380(d)          10,848,282
Getty Realty Corp.                                      93,167(d)           2,087,872
Health Care REIT, Inc.                                 185,746(d)           7,823,622
Host Hotels & Resorts, Inc.                            544,523(d)           7,340,170
Kilroy Realty Corp.                                    104,510(d)           3,107,082
LaSalle Hotel Properties                               137,902(d)           2,836,644
Mid-America Apartment Communities, Inc.                126,182(d)           6,494,588
Potlatch Corp.                                         255,105(d)           9,114,902
ProLogis                                               362,737(d)           3,674,526
Public Storage                                         169,825(d)          14,929,315
Ramco-Gershenson Properties Trust                      262,497(d)           2,651,220
Simon Property Group, Inc.                             248,865             20,095,848
Sunstone Hotel Investors, Inc.                         156,567(b,d)         1,554,710
U-Store-It Trust                                       249,757(d)           1,863,187
Ventas, Inc.                                           192,318(d)           9,029,330
Vornado Realty Trust                                    83,148              6,065,647
Weingarten Realty Investors                             94,562(d)           1,801,406
                                                                      ---------------
Total                                                                     180,865,423
-------------------------------------------------------------------------------------

REAL ESTATE MANAGEMENT & DEVELOPMENT (1.3%)
Forest City Enterprises, Inc., Class A                  70,550(b,d)           798,626
Jones Lang LaSalle, Inc.                                27,326(d)           1,793,679
                                                                      ---------------
Total                                                                       2,592,305
-------------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $187,578,159)                                                     $189,919,847
-------------------------------------------------------------------------------------



MONEY MARKET FUND (0.7%)
                                                       SHARES                VALUE(a)
RiverSource Short-Term Cash Fund, 0.276%             1,345,637(f)          $1,345,637
-------------------------------------------------------------------------------------
TOTAL MONEY MARKET FUND
(Cost: $1,345,637)                                                         $1,345,637
-------------------------------------------------------------------------------------






                             See accompanying Notes to Portfolio of Investments.

--------------------------------------------------------------------------------
                          RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  17

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

INVESTMENTS OF CASH COLLATERAL RECEIVED
FOR SECURITIES ON LOAN (26.9%)
                                                       AMOUNT
                                   EFFECTIVE         PAYABLE AT
ISSUER                               YIELD            MATURITY               VALUE(a)
REPURCHASE AGREEMENTS(e)
Cantor Fitzgerald & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $10,000,025                         0.090%          $10,000,000          $10,000,000
Goldman Sachs & Co.
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $6,555,285                          0.030             6,555,280            6,555,280
Mizuho Securities USA, Inc.
 dated 06-30-10, matures 07-01-10
 repurchase price
 $5,000,007                          0.050             5,000,000            5,000,000
 $20,000,083                         0.150            20,000,000           20,000,000
Pershing LLC
 dated 06-30-10, matures 07-01-10,
 repurchase price
 $10,000,058                         0.210            10,000,000           10,000,000
                                                                      ---------------
Total                                                                      51,555,280
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS OF CASH COLLATERAL RECEIVED FOR SECURITIES ON LOAN
 (Cost: $51,555,280)                                                      $51,555,280
-------------------------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES
 (Cost: $240,479,076)(g)                                                 $242,820,764
=====================================================================================




The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

NOTES TO PORTFOLIO OF INVESTMENTS


(a) Securities are valued by using policies described in Note 2 to the financial statements.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At June 30, 2010, the value of foreign securities, excluding short-term securities, represented 1.04% of net assets.

(d) At June 30, 2010, security was partially or fully on loan. See Note 7 to the financial statements.

(e) The table below represents securities received as collateral for repurchase agreements. This collateral, which is generally high quality short-term obligations, is deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.


--------------------------------------------------------------------------------
18  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

CANTOR FITZGERALD & CO. (0.090%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Discount Notes                           $12,160
Fannie Mae Interest Strip                           125,774
Fannie Mae Pool                                   2,020,455
Fannie Mae Principal Strip                            2,053
Fannie Mae REMICS                                 1,457,272
Federal Farm Credit Bank                            638,254
Federal Home Loan Banks                             877,662
Federal Home Loan Mortgage Corp                     629,350
Federal National Mortgage Association               309,893
FHLMC Structured Pass Through Securities            296,090
Freddie Mac Discount Notes                           45,687
Freddie Mac Gold Pool                               157,067
Freddie Mac Non Gold Pool                           617,861
Freddie Mac Reference REMIC                          10,749
Freddie Mac REMICS                                  162,769
Freddie Mac Strips                                  174,244
Ginnie Mae I Pool                                   845,877
Ginnie Mae II Pool                                  702,535
GNMA Callable Pass Through Securities                13,617
Government National Mortgage Association            326,180
United States Treasury Inflation Indexed
  Bonds                                              74,398
United States Treasury Note/Bond                     99,704
United States Treasury Strip Coupon                 529,909
United States Treasury Strip Principal               70,440
-----------------------------------------------------------
Total market value of collateral securities     $10,200,000
-----------------------------------------------------------


GOLDMAN SACHS & CO. (0.030%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                  $1,169,877
Government National Mortgage Association          5,516,508
-----------------------------------------------------------
Total market value of collateral securities      $6,686,385
-----------------------------------------------------------


MIZUHO SECURITIES USA, INC. (0.050%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
United States Treasury Inflation Indexed
  Bonds                                             $63,439
United States Treasury Note/Bond                  3,978,752
United States Treasury Strip Coupon                 546,139
United States Treasury Strip Principal              511,670
-----------------------------------------------------------
Total market value of collateral securities      $5,100,000
-----------------------------------------------------------




--------------------------------------------------------------------------------
                          RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  19

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

NOTES TO PORTFOLIO OF
INVESTMENTS (CONTINUED)



MIZUHO SECURITIES USA, INC. (0.150%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Federal Farm Credit Bank                           $593,407
Federal Home Loan Bank Discount Notes             6,103,520
Federal Home Loan Banks                           3,100,266
Federal Home Loan Mortgage Corp                     527,712
Ginnie Mae II Pool                                1,387,811
United States Treasury Note/Bond                  8,687,286
-----------------------------------------------------------
Total market value of collateral securities     $20,400,002
-----------------------------------------------------------


PERSHING LLC (0.210%)

SECURITY DESCRIPTION                             VALUE(a)
-----------------------------------------------------------
Fannie Mae Pool                                  $3,691,218
Fannie Mae REMICS                                   856,034
Federal Farm Credit Bank                            136,142
Federal Home Loan Banks                             255,422
Federal Home Loan Mortgage Corp                     144,278
Federal National Mortgage Association               174,790
Freddie Mac Gold Pool                             2,547,594
Freddie Mac Non Gold Pool                           213,676
Freddie Mac REMICS                                  535,522
Ginnie Mae I Pool                                   267,821
Ginnie Mae II Pool                                  167,249
United States Treasury Bill                         901,689
United States Treasury Note/Bond                    293,407
United States Treasury Strip Coupon                  15,159
-----------------------------------------------------------
Total market value of collateral securities     $10,200,001
-----------------------------------------------------------



(f) Affiliated Money Market Fund -- See Note 8 to the financial statements. The rate shown is the seven-day current annualized yield at June 30, 2010.

(g) At June 30, 2010, the cost of securities for federal income tax purposes was $245,444,698 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                          $7,707,545
     Unrealized depreciation                         (10,331,479)
     -----------------------------------------------------------
     Net unrealized depreciation                     $(2,623,934)
     -----------------------------------------------------------





--------------------------------------------------------------------------------
20  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS


Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

     - Level 1 -- Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

     - Level 2 -- Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

     - Level 3 -- Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of the New York Stock Exchange (NYSE) or require adjustment, as described in Note 2 to the financial statements -- Valuation of securities.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as

--------------------------------------------------------------------------------
                          RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  21

PORTFOLIO OF INVESTMENTS (continued) -------------------------------------------

Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.

The following table is a summary of the inputs used to value the Fund's investments as of June 30, 2010:

                                                FAIR VALUE AT JUNE 30, 2010
                            ------------------------------------------------------------------
                                  LEVEL 1            LEVEL 2
                               QUOTED PRICES          OTHER          LEVEL 3
                                 IN ACTIVE         SIGNIFICANT     SIGNIFICANT
                                MARKETS FOR         OBSERVABLE    UNOBSERVABLE
DESCRIPTION(A)              IDENTICAL ASSETS(b)       INPUTS         INPUTS           TOTAL
----------------------------------------------------------------------------------------------
Equity Securities
  Common Stocks                 $189,919,847               $--         $--        $189,919,847
----------------------------------------------------------------------------------------------
Total Equity Securities          189,919,847                --          --         189,919,847
----------------------------------------------------------------------------------------------
Other
  Affiliated Money
    Market Fund(c)                 1,345,637                --          --           1,345,637
  Investments of Cash
    Collateral Received
    for Securities on
    Loan                                  --        51,555,280          --          51,555,280
----------------------------------------------------------------------------------------------
Total Other                        1,345,637        51,555,280          --          52,900,917
----------------------------------------------------------------------------------------------
Total                           $191,265,484       $51,555,280         $--        $242,820,764
----------------------------------------------------------------------------------------------


(a) See the Portfolio of Investments for all investment classifications not indicated in the table.

(b) There were no significant transfers between Levels 1 and 2 during the period.

(c) Money market fund that is a sweep investment for cash balances in the Fund at June 30, 2010.



HOW TO FIND INFORMATION ABOUT THE FUND'S QUARTERLY PORTFOLIO HOLDINGS

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 800.SEC.0330); and

(iv) The Fund's complete schedule of portfolio holdings, as filed on Form N-Q, can be obtained without charge, upon request, by calling 800.221.2450.


--------------------------------------------------------------------------------
22  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

STATEMENT OF ASSETS AND LIABILITIES --------------------------------------------
JUNE 30, 2010


ASSETS
Investments in securities, at value
  Unaffiliated issuers* (identified cost $187,578,159)             $189,919,847
  Affiliated money market fund (identified cost $1,345,637)           1,345,637
  Investments of cash collateral received for securities on loan
    (identified cost $51,555,280)                                    51,555,280
-------------------------------------------------------------------------------
Total investments in securities (identified cost $240,479,076)      242,820,764
Receivable from Investment Manager                                          550
Capital shares receivable                                               149,247
Dividends and accrued interest receivable                               610,963
-------------------------------------------------------------------------------
Total assets                                                        243,581,524
-------------------------------------------------------------------------------
LIABILITIES
Capital shares payable                                                  115,673
Payable upon return of securities loaned                             51,555,280
Accrued investment management services fees                               4,456
Accrued distribution fees                                                27,649
Accrued transfer agency fees                                                750
Accrued administrative services fees                                        318
Accrued plan administration services fees                                    27
Other accrued expenses                                                   71,287
-------------------------------------------------------------------------------
Total liabilities                                                    51,775,440
-------------------------------------------------------------------------------
Net assets applicable to outstanding capital stock                 $191,806,084
-------------------------------------------------------------------------------

REPRESENTED BY
Capital stock -- $.01 par value                                    $    207,475
Additional paid-in capital                                          239,235,183
Excess of distributions over net investment income                       (4,832)
Accumulated net realized gain (loss)                                (49,973,252)
Unrealized appreciation (depreciation) on investments
  and on translation of assets and liabilities in foreign
  currencies                                                          2,341,510
-------------------------------------------------------------------------------
Total -- representing net assets applicable to outstanding
  capital stock                                                    $191,806,084
-------------------------------------------------------------------------------
*Value of securities on loan                                       $ 50,192,491
-------------------------------------------------------------------------------



NET ASSET VALUE PER SHARE
                   NET ASSETS   SHARES OUTSTANDING   NET ASSET VALUE PER SHARE
Class A          $ 52,648,116            5,701,458                       $9.23(1)
Class B          $  6,533,282              713,272                       $9.16
Class C          $  1,396,367              152,727                       $9.14
Class I          $131,165,236           14,173,209                       $9.25
Class R4         $     60,555                6,587                       $9.19
Class W          $      2,528                  275                       $9.19
------------------------------------------------------------------------------



(1) The maximum offering price per share for Class A is $9.79. The offering price is calculated by dividing the net asset value by 1.0 minus the maximum sales charge of 5.75%.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
                          RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  23

STATEMENT OF OPERATIONS --------------------------------------------------------
YEAR ENDED JUNE 30, 2010


INVESTMENT INCOME
Income:
Dividends                                                          $ 6,252,131
Interest                                                                    38
Income distributions from affiliated money market fund                   5,551
Income from securities lending -- net                                   42,956
Foreign taxes withheld                                                 (27,730)
------------------------------------------------------------------------------
Total income                                                         6,272,946
------------------------------------------------------------------------------
Expenses:
Investment management services fees                                  1,498,361
Distribution fees
  Class A                                                              128,018
  Class B                                                               64,833
  Class C                                                               11,302
  Class W                                                                    6
Transfer agency fees
  Class A                                                              219,771
  Class B                                                               29,792
  Class C                                                                4,955
  Class R4                                                                  33
  Class W                                                                    4
Administrative services fees                                           103,295
Plan administration services fees -- Class R4                              152
Compensation of board members                                            5,140
Custodian fees                                                           4,461
Printing and postage                                                    42,880
Registration fees                                                       53,306
Professional fees                                                       34,934
Other                                                                   13,014
------------------------------------------------------------------------------
Total expenses                                                       2,214,257
  Expenses waived/reimbursed by the Investment Manager and its
    affiliates                                                        (236,898)
------------------------------------------------------------------------------
Total net expenses                                                   1,977,359
------------------------------------------------------------------------------
Investment income (loss) -- net                                      4,295,587
------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) -- NET
Net realized gain (loss) on:
  Security transactions                                              5,774,241
  Foreign currency transactions                                          3,548
------------------------------------------------------------------------------
Net realized gain (loss) on investments                              5,777,789
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                55,381,309
------------------------------------------------------------------------------
Net gain (loss) on investments and foreign currencies               61,159,098
------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations    $65,454,685
------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
24  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS --------------------------------------------


YEAR ENDED JUNE 30,                                                        2010          2009
OPERATIONS AND DISTRIBUTIONS
Investment income (loss) -- net                                    $  4,295,587  $  5,967,465
Net realized gain (loss) on investments                               5,777,789   (58,382,774)
Net change in unrealized appreciation (depreciation) on
  investments and on translation of assets and liabilities in
  foreign currencies                                                 55,381,309   (33,559,870)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations      65,454,685   (85,975,179)
---------------------------------------------------------------------------------------------
Distributions to shareholders from:
  Net investment income
    Class A                                                            (897,668)   (1,291,096)
    Class B                                                             (80,153)     (131,849)
    Class C                                                             (14,942)      (17,004)
    Class I                                                          (2,312,207)   (2,832,757)
    Class R4                                                             (1,112)       (1,981)
    Class W                                                                 (42)          (52)
  Net realized gain
    Class A                                                                  --      (417,313)
    Class B                                                                  --       (64,837)
    Class C                                                                  --        (7,599)
    Class I                                                                  --      (627,942)
    Class R4                                                                 --          (552)
    Class W                                                                  --           (16)
  Tax return of capital
    Class A                                                            (471,376)     (144,585)
    Class B                                                             (42,089)      (22,464)
    Class C                                                              (7,847)       (2,633)
    Class I                                                          (1,214,169)     (217,560)
    Class R4                                                               (584)         (192)
    Class W                                                                 (22)           (6)
---------------------------------------------------------------------------------------------
Total distributions                                                  (5,042,211)   (5,780,438)

---------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                          RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  25

STATEMENTS OF CHANGES IN NET ASSETS (continued) --------------------------------

YEAR ENDED JUNE 30,                                                        2010          2009
CAPITAL SHARE TRANSACTIONS
Proceeds from sales
  Class A shares                                                   $  7,895,266  $ 10,275,881
  Class B shares                                                        815,645     1,273,258
  Class C shares                                                        511,192       298,395
  Class I shares                                                     39,617,126    74,254,744
  Class R4 shares                                                            --         1,500
Reinvestment of distributions at net asset value
  Class A shares                                                      1,304,712     1,797,530
  Class B shares                                                        118,214       213,725
  Class C shares                                                         21,954        24,995
  Class I shares                                                      3,526,233     3,678,098
  Class R4 shares                                                         1,568         2,570
Conversions from Class B to Class A
  Class A shares                                                        962,686     1,357,272
  Class B shares                                                       (962,686)   (1,357,272)
Payments for redemptions
  Class A shares                                                    (15,577,602)  (21,010,178)
  Class B shares                                                     (1,810,882)   (2,515,554)
  Class C shares                                                       (279,723)     (331,279)
  Class I shares                                                    (39,549,627)  (56,470,378)
  Class R4 shares                                                       (20,282)       (7,264)
---------------------------------------------------------------------------------------------
Increase (decrease) in net assets from capital share transactions    (3,426,206)   11,486,043
---------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                              56,986,268   (80,269,574)
Net assets at beginning of year                                     134,819,816   215,089,390
---------------------------------------------------------------------------------------------
Net assets at end of year                                          $191,806,084  $134,819,816
---------------------------------------------------------------------------------------------
Excess of distributions over net investment income                 $     (4,832) $     (2,547)
---------------------------------------------------------------------------------------------



The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
26  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

FINANCIAL HIGHLIGHTS -----------------------------------------------------------

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. For periods ended 2008 and after, per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total returns assume reinvestment of all dividends and distributions. Total returns do not reflect payment of sales charges, if any, and are not annualized for periods of less than one year.

                                                                      YEAR ENDED JUNE 30,
CLASS A                                            --------------------------------------------------------
PER SHARE DATA                                      2010         2009         2008        2007        2006
Net asset value, beginning of period                $6.24       $11.42       $15.83      $15.30      $13.44
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .19          .28          .33         .21         .30
Net gains (losses) (both realized and
 unrealized)                                         3.03        (5.19)       (2.55)       1.37        2.76
-----------------------------------------------------------------------------------------------------------
Total from investment operations                     3.22        (4.91)       (2.22)       1.58        3.06
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.15)        (.20)        (.20)       (.19)       (.14)
Distributions from realized gains                      --         (.05)       (1.99)       (.86)      (1.06)
Tax return of capital                                (.08)        (.02)          --          --          --
-----------------------------------------------------------------------------------------------------------
Total distributions                                  (.23)        (.27)       (2.19)      (1.05)      (1.20)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.23        $6.24       $11.42      $15.83      $15.30
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       51.79%      (43.23%)     (14.32%)      9.97%      24.02%
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.70%        1.70%        1.45%       1.51%       1.55%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.41%        1.43%        1.40%       1.51%       1.53%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.25%        3.51%        2.41%       1.41%       2.37%
-----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $53          $40          $86        $147        $107
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               93%          51%          52%         38%         47%
-----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                          RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  27

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                      YEAR ENDED JUNE 30,
CLASS B                                            --------------------------------------------------------
PER SHARE DATA                                      2010         2009         2008        2007        2006
Net asset value, beginning of period                $6.20       $11.34       $15.72      $15.20      $13.37
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .12          .21          .22         .05         .18
Net gains (losses) (both realized and
 unrealized)                                         3.00        (5.14)       (2.52)       1.39        2.75
-----------------------------------------------------------------------------------------------------------
Total from investment operations                     3.12        (4.93)       (2.30)       1.44        2.93
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.10)        (.14)        (.09)       (.06)       (.04)
Distributions from realized gains                      --         (.05)       (1.99)       (.86)      (1.06)
Tax return of capital                                (.06)        (.02)          --          --          --
-----------------------------------------------------------------------------------------------------------
Total distributions                                  (.16)        (.21)       (2.08)       (.92)      (1.10)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.16        $6.20       $11.34      $15.72      $15.20
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       50.51%      (43.65%)     (14.92%)      9.13%      23.06%
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               2.48%        2.48%        2.21%       2.27%       2.32%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            2.19%        2.19%        2.16%       2.27%       2.30%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.44%        2.75%        1.62%        .64%       1.59%
-----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $7           $6          $14         $29         $27
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               93%          51%          52%         38%         47%
-----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
28  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                      YEAR ENDED JUNE 30,
CLASS C                                            --------------------------------------------------------
PER SHARE DATA                                      2010         2009         2008        2007        2006
Net asset value, beginning of period                $6.19       $11.33       $15.72      $15.20      $13.37
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .13          .22          .23         .05         .18
Net gains (losses) (both realized and
 unrealized)                                         2.99        (5.15)       (2.54)       1.40        2.75
-----------------------------------------------------------------------------------------------------------
Total from investment operations                     3.12        (4.93)       (2.31)       1.45        2.93
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.11)        (.14)        (.09)       (.07)       (.04)
Distributions from realized gains                      --         (.05)       (1.99)       (.86)      (1.06)
Tax return of capital                                (.06)        (.02)          --          --          --
-----------------------------------------------------------------------------------------------------------
Total distributions                                  (.17)        (.21)       (2.08)       (.93)      (1.10)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.14        $6.19       $11.33      $15.72      $15.20
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       50.57%      (43.65%)     (14.96%)      9.18%      23.07%
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               2.46%        2.47%        2.21%       2.26%       2.32%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            2.17%        2.19%        2.16%       2.26%       2.29%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        1.50%        2.89%        1.66%        .66%       1.61%
-----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $1           $1           $1          $2          $2
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               93%          51%          52%         38%         47%
-----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                          RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  29

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                      YEAR ENDED JUNE 30,
CLASS I                                            --------------------------------------------------------
PER SHARE DATA                                      2010         2009         2008        2007        2006
Net asset value, beginning of period                $6.26       $11.45       $15.87      $15.33      $13.46
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .23          .32          .40         .32         .36
Net gains (losses) (both realized and
 unrealized)                                         3.03        (5.21)       (2.56)       1.35        2.76
-----------------------------------------------------------------------------------------------------------
Total from investment operations                     3.26        (4.89)       (2.16)       1.67        3.12
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.18)        (.23)        (.27)       (.27)       (.19)
Distributions from realized gains                      --         (.05)       (1.99)       (.86)      (1.06)
Tax return of capital                                (.09)        (.02)          --          --          --
-----------------------------------------------------------------------------------------------------------
Total distributions                                  (.27)        (.30)       (2.26)      (1.13)      (1.25)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.25        $6.26       $11.45      $15.87      $15.33
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       52.26%      (42.92%)     (13.90%)     10.52%      24.55%
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.02%         .97%         .91%       1.04%       1.09%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                             .96%         .97%         .91%       1.04%       1.09%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.68%        4.27%        2.89%       1.87%       2.85%
-----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $131          $88         $113         $95         $57
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               93%          51%          52%         38%         47%
-----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
30  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                      YEAR ENDED JUNE 30,
CLASS R4                                           --------------------------------------------------------
PER SHARE DATA                                      2010         2009         2008        2007        2006
Net asset value, beginning of period                $6.22       $11.38       $15.79      $15.26      $13.41
-----------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .20          .30          .40         .24         .32
Net gains (losses) (both realized and
 unrealized)                                         3.01        (5.17)       (2.53)       1.37        2.75
-----------------------------------------------------------------------------------------------------------
Total from investment operations                     3.21        (4.87)       (2.13)       1.61        3.07
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.16)        (.22)        (.29)       (.22)       (.16)
Distributions from realized gains                      --         (.05)       (1.99)       (.86)      (1.06)
Tax return of capital                                (.08)        (.02)          --          --          --
-----------------------------------------------------------------------------------------------------------
Total distributions                                  (.24)        (.29)       (2.28)      (1.08)      (1.22)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.19        $6.22       $11.38      $15.79      $15.26
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                       51.84%      (43.02%)     (13.74%)     10.17%      24.22%
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.32%        1.27%        1.21%       1.34%       1.36%
-----------------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.26%        1.09%         .96%       1.34%       1.35%
-----------------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.40%        3.90%        2.86%       1.58%       2.53%
-----------------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--          $--         $--         $--
-----------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               93%          51%          52%         38%         47%
-----------------------------------------------------------------------------------------------------------



See accompanying Notes to Financial Highlights.



--------------------------------------------------------------------------------
                          RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  31

FINANCIAL HIGHLIGHTS (continued) -----------------------------------------------

                                                                YEAR ENDED JUNE 30,
CLASS W                                                        --------------------
PER SHARE DATA                                      2010         2009         2008       2007(c)
Net asset value, beginning of period                $6.22       $11.37       $15.78       $18.17
------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                          .19          .27          .34          .24
Net gains (losses) (both realized and
 unrealized)                                         3.01        (5.15)       (2.55)       (1.62)
------------------------------------------------------------------------------------------------
Total from investment operations                     3.20        (4.88)       (2.21)       (1.38)
------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS:
Dividends from net investment income                 (.15)        (.20)        (.21)        (.15)
Distributions from realized gains                      --         (.05)       (1.99)        (.86)
Tax return of capital                                (.08)        (.02)          --           --
------------------------------------------------------------------------------------------------
Total distributions                                  (.23)        (.27)       (2.20)       (1.01)
------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.19        $6.22       $11.37       $15.78
------------------------------------------------------------------------------------------------
TOTAL RETURN                                       51.66%      (43.14%)     (14.30%)      (7.90%)
------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS(a)
Gross expenses prior to expense
 waiver/reimbursement                               1.53%        1.45%        1.35%        1.48%(d)
------------------------------------------------------------------------------------------------
Net expenses after expense
 waiver/reimbursement(b)                            1.41%        1.43%        1.35%        1.48%(d)
------------------------------------------------------------------------------------------------
Net investment income (loss)                        2.24%        3.58%        2.48%        1.19%(d)
------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $--          $--          $--          $--
------------------------------------------------------------------------------------------------
Portfolio turnover rate                               93%          51%          52%          38%
------------------------------------------------------------------------------------------------


NOTES TO FINANCIAL HIGHLIGHTS
(a) Expense ratios include the impact of a performance incentive adjustment, if any. In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the reported expense ratios.
(b) The Investment Manager and its affiliates agreed to waive/reimburse certain fees and expenses (excluding fees and expenses of acquired funds), before giving effect to any performance incentive adjustment.
(c) For the period from Dec. 1, 2006 (when shares became publicly available) to June 30, 2007.
(d) Annualized.

The accompanying Notes to Financial Statements are an integral part of this statement.


--------------------------------------------------------------------------------
32  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS --------------------------------------------------

1. ORGANIZATION

RiverSource Real Estate Fund (the Fund) is a series of RiverSource Sector Series, Inc. (the Corporation) and is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Corporation has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the Corporation's Board of Directors (the Board). The Fund invests primarily in equity securities of companies operating in the real estate industry, including equities of real estate investment trusts (REITs), and other real estate related investments.

The Fund offers Class A, Class B, Class C, Class I, Class R4 and Class W shares.

- Class A shares are offered with a front-end sales charge, which may be waived under certain circumstances.

- Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares one month after the completion of the eighth year of ownership if originally purchased in a RiverSource fund on or after May 21, 2005 or originally purchased in a Seligman fund on or after June 13, 2009. Class B shares originally purchased in a RiverSource fund prior to May 21, 2005 will convert to Class A shares in the ninth calendar year of ownership. Class B shares originally purchased in a Seligman fund prior to June 13, 2009 will convert to Class A shares in the month prior to the ninth year of ownership. Effective Sept. 7, 2010, the Fund will not accept investments from new or existing investors in the Fund's Class B shares, except that (i) dividend and/or capital gain distributions may continue to be reinvested in Class B shares of the Fund and (ii) shareholders invested in Class B shares of the Fund may exchange those shares for Class B shares of other Columbia, Columbia Acorn, RiverSource, Seligman and Threadneedle funds offering such shares.

-  Class C shares may be subject to a CDSC.

- Class I and Class R4 shares are offered without a front-end sales charge or CDSC to qualifying institutional investors.

- Class W shares are offered without a front-end sales charge or CDSC and are offered through qualifying discretionary accounts.

At June 30, 2010, Columbia Management Investment Advisers, LLC (formerly known as RiverSource Investments, LLC) (the Investment Manager) and affiliated funds-of-funds owned 100% of Class I shares, and the Investment Manager owned 100% of Class W shares. At June 30, 2010, the Investment

--------------------------------------------------------------------------------
                          RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  33

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------


Manager and affiliated funds-of-funds owned approximately 68% of the total outstanding Fund shares.

All classes of shares have identical voting, dividend and liquidation rights. Class specific expenses (e.g., distribution and service fees, transfer agency fees, plan administration services fees) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES
Preparing financial statements that conform to U.S. generally accepted accounting principles requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

VALUATION OF SECURITIES
All securities are valued at the close of business of the New York Stock Exchange (NYSE). Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price from the primary exchange. Debt securities are generally traded in the over-the-counter market and are valued by an independent pricing service using an evaluated bid. When market quotes are not readily available, the pricing service, in determining fair values of debt securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. The procedures adopted by the Board generally contemplate the use of fair valuation in the event that price quotations or valuations are not readily available, price quotations or valuations from other sources are not reflective of market value and thus deemed unreliable, or a significant event has occurred in relation to a security or class of securities (such as foreign securities) that is not reflected in price quotations or valuations from other sources. A fair value price is a good faith estimate of the value of a security at a given point in time.

Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE, including significant movements in the U.S. market after foreign exchanges have closed. Accordingly, in those situations, Ameriprise Financial, Inc. (Ameriprise Financial), parent company of the Investment

--------------------------------------------------------------------------------
34  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


Manager, as administrator to the Fund, will fair value foreign securities pursuant to procedures adopted by the Board, including utilizing a third party pricing service to determine these fair values. These procedures take into account multiple factors, including movements in the U.S. securities markets, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates. Typically, those maturing in 60 days or less that originally had maturities of more than 60 days at acquisition date are valued at amortized cost using the market value on the 61st day before maturity. Short-term securities maturing in 60 days or less at acquisition date are valued at amortized cost. Amortized cost is an approximation of market value. Investments in money market funds are valued at net asset value.

FOREIGN CURRENCY TRANSLATIONS
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the Statement of Operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

REPURCHASE AGREEMENTS
The Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. The market value of securities held as collateral for repurchase agreements is monitored on a daily basis to ensure the existence of the proper level of collateral.

GUARANTEES AND INDEMNIFICATIONS
Under the Fund's organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum

--------------------------------------------------------------------------------
                          RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  35

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined and the Fund has no historical basis for predicting the likelihood of any such claims.

FEDERAL TAXES
The Fund's policy is to comply with Subchapter M of the Internal Revenue Code that applies to regulated investment companies and to distribute substantially all of its taxable income (which includes net short-term capital gains) to shareholders. No provision for income or excise taxes is thus required.

Management of the Fund has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Generally, the tax authorities can examine all tax returns filed for the last three years.

FOREIGN CAPITAL GAINS TAXES
Realized gains in certain countries may be subject to foreign taxes at the fund level, at rates ranging from approximately 10% to 15%. The Fund pays such foreign taxes on net realized gains at the appropriate rate for each jurisdiction.

DIVIDENDS TO SHAREHOLDERS
Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

OTHER
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including amortization of premium, market discount and original issue discount using the effective interest method, is accrued daily.

The Fund receives distributions from holdings in REITs which report information on the character components of their distributions annually. REIT distributions are allocated to dividend income, capital gain and return of capital based on estimates made by the Fund's management if actual information has not yet been reported. Return of capital is recorded as a reduction of the cost basis of securities held. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs which could result in a proportionate increase in return of capital to shareholders.

3. INVESTMENTS IN DERIVATIVES

The Fund may invest in certain derivative instruments, which are transactions whose values depend on or are derived from (in whole or in part) the value of

--------------------------------------------------------------------------------
36  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


one or more other assets, such as securities, currencies, commodities or indices. Such derivative instruments may be used to maintain cash reserves while maintaining exposure to certain other assets, to offset anticipated declines in values of investments, to facilitate trading, to reduce transaction costs, and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk, and credit risk. Investments in derivative instruments may expose the Fund to certain additional risks, including those detailed below.

FORWARD FOREIGN CURRENCY CONTRACTS
The Fund may enter into forward foreign currency contracts in connection with settling purchases or sales of securities, to hedge the currency exposure associated with some or all of the Fund's securities or as part of its investment strategy. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily based upon foreign currency exchange rates from an independent pricing service and the change in value is recorded as unrealized appreciation or depreciation. The Fund will record a realized gain or loss when the forward foreign currency contract is closed.

The risks of forward foreign currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that the counterparty will not complete its contractual obligation, which may be in excess of the amount, if any, reflected in the Statement of Assets and Liabilities. At June 30, 2010, the Fund had no outstanding forward foreign currency contracts.

EFFECTS OF DERIVATIVE TRANSACTIONS ON THE FINANCIAL STATEMENTS
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; the impact of derivative transactions on the Fund's operations over the period including realized gains or losses and unrealized gains or losses. The derivative schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.

FAIR VALUES OF DERIVATIVE INSTRUMENTS AT JUNE 30, 2010
At June 30, 2010, the Fund had no outstanding derivatives.


--------------------------------------------------------------------------------
                          RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  37

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

EFFECT OF DERIVATIVE INSTRUMENTS IN THE STATEMENT OF OPERATIONS FOR THE YEAR ENDED JUNE 30, 2010


   AMOUNT OF REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------------
Foreign exchange contracts                          $1,810
------------------------------------------------------------------------------




     CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES
                          RECOGNIZED IN INCOME
------------------------------------------------------------------------
RISK EXPOSURE CATEGORY                FORWARD FOREIGN CURRENCY CONTRACTS
------------------------------------------------------------------------------
Foreign exchange contracts                            $--
------------------------------------------------------------------------------


VOLUME OF DERIVATIVE ACTIVITY
FORWARD FOREIGN CURRENCY CONTRACTS
At June 30, 2010, the Fund had no outstanding forward foreign currency contracts. The average gross notional amount of forward foreign currency contracts opened, and subsequently closed, was $1.9 million for the year ended June 30, 2010.

4. EXPENSES AND SALES CHARGES

INVESTMENT MANAGEMENT SERVICES FEES
Under an Investment Management Services Agreement, the Investment Manager determines which securities will be purchased, held or sold. The management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.84% to 0.72% as the Fund's net assets increase. The fee may be adjusted upward or downward by a performance incentive adjustment determined monthly by measuring the percentage difference over a rolling 12-month period between the annualized performance of one Class A share of the Fund and the annualized performance of the Lipper Real Estate Funds Index. In certain circumstances, the Board may approve a change in the index. The maximum adjustment is 0.12% per year. If the performance difference is less than 0.50%, the adjustment will be zero. The adjustment increased the management fee by $52,237 for the year ended June 30, 2010. The management fee for the year ended June 30, 2010 was 0.87% of the Fund's average daily net assets, including the adjustment under the terms of the performance incentive arrangement.

ADMINISTRATIVE SERVICES FEES
Under an Administrative Services Agreement, the Fund pays Ameriprise Financial an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The fee for the year ended June 30, 2010 was 0.06% of the Fund's average daily net assets.


--------------------------------------------------------------------------------
38  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

OTHER FEES
Other expenses are for, among other things, certain expenses of the Fund or the Board including: Fund boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. Payment of these Fund and Board expenses is facilitated by a company providing limited administrative services to the Fund and the Board. For the year ended June 30, 2010, other expenses paid to this company were $474.

COMPENSATION OF BOARD MEMBERS
Under a Deferred Compensation Plan (the Plan), the board members who are not "interested persons" of the Fund under the 1940 Act may defer receipt of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the Fund or other RiverSource, Seligman and Threadneedle funds. The Fund's liability for these amounts is adjusted for market value changes and remains in the funds until distributed in accordance with the Plan.

TRANSFER AGENCY FEES
Under a Transfer Agency Agreement, Columbia Management Investment Services Corp. (formerly known as RiverSource Service Corporation) (the Transfer Agent) maintains Fund shareholder accounts and records and provides Fund shareholder services. The Fund pays the Transfer Agent an annual account-based fee at a rate equal to $19.50 for Class A, $20.50 for Class B and $20.00 for Class C for this service. The Transfer Agent also charges an annual fee of $3 per account serviced directly by the Fund or its designated agent for Class A, Class B and Class C shares. The Fund also pays the Transfer Agent an annual asset-based fee at a rate of 0.05% of the Fund's average daily net assets attributable to Class R4 shares and an annual asset-based fee at a rate of 0.20% of the Fund's average daily net assets attributable to Class W shares. The Transfer Agent charges an annual fee of $5 per inactive account, charged on a pro rata basis for the 12 month period from the date the account becomes inactive. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses. These fees are included in the transfer agency fees in the Statement of Operations.

PLAN ADMINISTRATION SERVICES FEES
Under a Plan Administration Services Agreement with the Transfer Agent, the Fund pays an annual fee at a rate of 0.25% of the Fund's average daily net assets attributable to Class R4 shares for the provision of various administrative, recordkeeping, communication and educational services.

DISTRIBUTION FEES
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (formerly known as RiverSource Fund Distributors, Inc.) (the Distributor) for

--------------------------------------------------------------------------------
                          RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  39

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

distribution and shareholder services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, the Fund pays a fee at an annual rate of up to 0.25% of the Fund's average daily net assets attributable to Class A and Class W shares and a fee at an annual rate of up to 1.00% of the Fund's average daily net assets attributable to Class B and Class C shares. For Class B and Class C shares, of the 1.00% fee, up to 0.75% is reimbursed for distribution expenses.

The amount of distribution expenses incurred by the Distributor and not yet reimbursed (unreimbursed expense) was approximately $402,000 and $12,000 for Class B and Class C shares, respectively. These amounts are based on the most recent information available as of April 30, 2010, and may be recovered from future payments under the distribution plan or CDSC. To the extent the unreimbursed expense has been fully recovered, the distribution fee is reduced.

SALES CHARGES
Sales charges, including front-end and CDSCs, received by the Distributor for distributing Fund shares were $76,235 for Class A, $4,130 for Class B and $45 for Class C for the year ended June 30, 2010.

EXPENSES WAIVED/REIMBURSED BY THE INVESTMENT MANAGER AND ITS AFFILIATES
For the year ended June 30, 2010, the Investment Manager and its affiliates waived/reimbursed certain fees and expenses such that net expenses (excluding fees and expenses of acquired funds*), including the adjustment under the terms of a performance incentive arrangement, were as follows:

Class A..............................................  1.41%
Class B..............................................  2.19
Class C..............................................  2.17
Class I..............................................  0.96
Class R4.............................................  1.26
Class W..............................................  1.41


The waived/reimbursed fees and expenses for the transfer agency fees at the class level were as follows:

Class A...........................................  $117,357
Class B...........................................    14,859
Class C...........................................     2,590
Class R4..........................................         2


The management fees waived/reimbursed at the Fund level were $102,090.

Under an agreement which is effective until Aug. 31, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive

--------------------------------------------------------------------------------
40  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.38%
Class B..............................................  2.17
Class C..............................................  2.14
Class I..............................................  0.93
Class R4.............................................  1.23
Class W..............................................  1.38


Effective Sept. 1, 2010, the Investment Manager and its affiliates have contractually agreed to waive certain fees and reimburse certain expenses until Aug. 31, 2011, unless sooner terminated at the sole discretion of the Board, such that net expenses (excluding fees and expenses of acquired funds*), before giving effect to any performance incentive adjustment, will not exceed the following percentage of the class' average daily net assets:

Class A..............................................  1.48%
Class B..............................................  2.25
Class C..............................................  2.24
Class I..............................................  1.03
Class R4.............................................  1.33
Class W..............................................  1.48


* In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and the Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by the Fund will vary.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $155,878,062 and $158,498,921, respectively, for the year ended June 30, 2010. Realized gains and losses are determined on an identified cost basis.


--------------------------------------------------------------------------------
                          RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  41

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

6. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated were as follows:

YEAR ENDED JUNE 30,                            2010        2009
------------------------------------------------------------------
CLASS A
Sold                                           902,167   1,275,845
Converted from Class B*                        139,279     122,780
Reinvested distributions                       147,693     253,832
Redeemed                                    (1,830,739) (2,838,694)
------------------------------------------------------------------
Net increase (decrease)                       (641,600) (1,186,237)
------------------------------------------------------------------

CLASS B
Sold                                            93,948     150,250
Reinvested distributions                        13,613      30,989
Converted to Class A*                         (140,302)   (123,787)
Redeemed                                      (216,231)   (351,959)
------------------------------------------------------------------
Net increase (decrease)                       (248,972)   (294,507)
------------------------------------------------------------------

CLASS C
Sold                                            56,454      40,007
Reinvested distributions                         2,503       3,686
Redeemed                                       (33,336)    (41,866)
------------------------------------------------------------------
Net increase (decrease)                         25,621       1,827
------------------------------------------------------------------

CLASS I
Sold                                         4,365,015  10,647,708
Reinvested distributions                       394,654     546,181
Redeemed                                    (4,718,553) (6,957,366)
------------------------------------------------------------------
Net increase (decrease)                         41,116   4,236,523
------------------------------------------------------------------

CLASS R4
Sold                                                --         131
Reinvested distributions                           178         366
Redeemed                                        (2,967)       (724)
------------------------------------------------------------------
Net increase (decrease)                         (2,789)       (227)
------------------------------------------------------------------


* Automatic conversion of Class B shares to Class A shares based on the original purchase date.

7. LENDING OF PORTFOLIO SECURITIES

The Fund has entered into a Master Securities Lending Agreement (the Agreement) with JPMorgan Chase Bank, National Association (JPMorgan). The Agreement authorizes JPMorgan as lending agent to lend securities to authorized borrowers in order to generate additional income on behalf of the Fund. Pursuant to the Agreement, the securities loaned are secured by cash or U.S. government securities equal to at least 100% of the market value of the loaned securities. Any additional collateral required to maintain those levels due to market

--------------------------------------------------------------------------------
42  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


fluctuations of the loaned securities is delivered the following business day. Cash collateral received is invested by the lending agent on behalf of the Fund into authorized investments pursuant to the Agreement. The investments made with the cash collateral are listed in the Portfolio of Investments. The values of such investments and any uninvested cash collateral are disclosed in the Statement of Assets and Liabilities along with the related obligation to return the collateral upon the return of the securities loaned. At June 30, 2010, securities valued at $50,192,491 were on loan, secured by cash collateral of $51,555,280 invested in short-term securities or in cash equivalents.

Risks of delay in recovery of securities or even loss of rights in the securities may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. JPMorgan will indemnify the Fund from losses resulting from a borrower's failure to return a loaned security when due. Such indemnification does not extend to losses associated with declines in the value of cash collateral investments. Loans are subject to termination by the Fund or the borrower at any time, and are, therefore, not considered to be illiquid investments.

Pursuant to the Agreement, the Fund receives income for lending its securities either in the form of fees or by earning interest on invested cash collateral, net of negotiated rebates paid to borrowers and fees paid to the lending agent for services provided and any other securities lending expenses. Net income of $42,956 earned from securities lending for the year ended June 30, 2010 is included in the Statement of Operations. The Fund also continues to earn interest and dividends on the securities loaned.

8. AFFILIATED MONEY MARKET FUND

The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of RiverSource, Seligman and Threadneedle funds and other institutional clients of the Investment Manager. The cost of the Fund's purchases and proceeds from sales of shares of RiverSource Short-Term Cash Fund aggregated $65,145,975 and $64,622,673, respectively, for the year ended June 30, 2010. The income distributions received with respect to the Fund's investment in RiverSource Short-Term Cash Fund can be found in the Statement of Operations and the Fund's invested balance in RiverSource Short-Term Cash Fund at June 30, 2010, can be found in the Portfolio of Investments.


--------------------------------------------------------------------------------
                          RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  43

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

9. BANK BORROWINGS

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. (the Administrative Agent), whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility became effective on Oct. 15, 2009, replacing a prior credit facility. The credit facility agreement, which is a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permits collective borrowings up to $300 million. The borrowers shall have the right, upon written notice to the Administrative Agent to request an increase of up to $200 million in the aggregate amount of the credit facility from new or existing lenders, provided that the aggregate amount of the credit facility shall at no time exceed $500 million. Participation in such increase by any existing lender shall be at such lender's sole discretion. Interest is charged to each Fund based on its borrowings at a rate equal to the sum of the federal funds rate plus (i) 1.25% per annum plus (ii) if one-month LIBOR exceeds the federal funds rate, the amount of such excess. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.10% per annum, in addition to an upfront fee equal to its pro rata share of 0.04% of the amount of the credit facility. Prior to Oct. 15, 2009, the credit facility agreement, which was a collective agreement between the Fund and certain other RiverSource, Seligman and Threadneedle funds, severally and not jointly, permitted collective borrowings up to $475 million. Interest was charged to each Fund based on its borrowings at a rate equal to the federal funds rate plus 0.75%. The Fund also paid a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.06% per annum, in addition to an upfront fee equal to its pro rata share of 0.02% of the amount of the credit facility. The Fund had no borrowings during the year ended June 30, 2010.

10. FEDERAL TAX INFORMATION

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of foreign currency transactions, re-characterization of REIT distributions, post-October losses and losses deferred due to wash sales. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

In the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, excess of distributions over net investment income has been

--------------------------------------------------------------------------------
44  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


increased by $991,748 and accumulated net realized loss has been decreased by $720,459 resulting in a net reclassification adjustment to increase paid-in capital by $271,289.

The tax character of distributions paid for the years indicated was as follows:

YEAR ENDED JUNE 30,                            2010        2009
------------------------------------------------------------------
Ordinary income...........................  $3,306,124  $4,274,739
Long-term capital gain....................          --   1,118,259
Tax return of capital.....................   1,736,087     387,440


At June 30, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...................  $         (1)
Undistributed accumulated long-term gain........  $         --
Accumulated realized loss.......................  $(45,007,629)
Unrealized appreciation (depreciation)..........  $ (2,628,944)


For federal income tax purposes, the Fund had a capital loss carry-over of $45,007,629 at June 30, 2010, that if not offset by capital gains will expire as follows:


   2017           2018
$1,114,883    $43,892,746


It is unlikely the Board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires. There is no assurance that the Fund will be able to utilize all of its capital loss carry-over before it expires.

11. RISKS RELATING TO CERTAIN INVESTMENTS

NON-DIVERSIFICATION RISK
The Fund is non-diversified. Compared with a "diversified" fund, the Fund may invest a greater percentage of its assets in the securities of a single issuer. A decline in the value of that investment could cause the Fund's overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

REAL ESTATE INDUSTRY RISK
The Fund is susceptible to the risks associated with the ownership of real estate and the real estate industry in general. These risks can include fluctuations in the value of the properties underlying the Fund's portfolio holdings, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory occurrences affecting the real estate industry, including REITs.


--------------------------------------------------------------------------------
                          RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  45

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

REITs depend upon specialized management skills, may have limited financial resources, may have less trading volume, and may be subject to more abrupt or erratic price movements than the overall securities markets. REITs are also subject to the risk of failing to qualify for tax-free pass-through of income. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.

12. SUBSEQUENT EVENTS

Management has evaluated Fund related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through the date of issuance of the Fund's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Fund's financial statements, other than as noted below.

The Board of Directors of RiverSource Real Estate Fund has approved in principle the proposed merger of the Fund into Columbia Real Estate Equity Fund. It is currently anticipated that a Special Meeting of Shareholders will be held during the first half of 2011 to vote on the proposal.

13. INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS

In June 2004, an action captioned John E. Gallus et al. v. American Express Financial Corp. and American Express Financial Advisors Inc. was filed in the United States District Court for the District of Arizona. The plaintiffs allege that they are investors in several American Express Company (now known as RiverSource) mutual funds and they purport to bring the action derivatively on behalf of those funds under the Investment Company Act of 1940. The plaintiffs allege that fees allegedly paid to the defendants by the funds for investment advisory and administrative services are excessive. The plaintiffs seek remedies including restitution and rescission of investment advisory and distribution agreements. The plaintiffs voluntarily agreed to transfer this case to the United States District Court for the District of Minnesota (the District Court). In response to defendants' motion to dismiss the complaint, the District Court dismissed one of plaintiffs' four claims and granted plaintiffs limited discovery. Defendants moved for summary judgment in April 2007. Summary judgment was granted in the defendants' favor on July 9, 2007. The plaintiffs filed a notice of appeal with the Eighth Circuit Court of Appeals (the Eighth Circuit) on August 8, 2007. On April 8, 2009, the Eighth Circuit reversed summary judgment and remanded to the District Court for further proceedings. On August 6, 2009, defendants filed a writ of certiorari with the U.S. Supreme Court

--------------------------------------------------------------------------------
46  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


(the Supreme Court), asking the Supreme Court to stay the District Court proceedings while the Supreme Court considers and rules in a case captioned Jones v. Harris Associates, which involves issues of law similar to those presented in the Gallus case. On March 30, 2010, the Supreme Court issued its ruling in Jones v. Harris Associates, and on April 5, 2010, the Supreme Court vacated the Eighth Circuit's decision in the Gallus case and remanded the case to the Eighth Circuit for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates. On June 4, 2010, the Eighth Circuit remanded the Gallus case to the District Court for further consideration in light of the Supreme Court's decision in Jones v. Harris Associates.

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)), entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at http://www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the RiverSource, Seligman and Threadneedle funds' Boards of Directors/Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make 10-Q, 10-K and, as necessary, 8-K filings with the Securities and Exchange Commission on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.


--------------------------------------------------------------------------------
                          RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  47

NOTES TO FINANCIAL STATEMENTS (continued) --------------------------------------

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.


--------------------------------------------------------------------------------
48  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ------------------------

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF
RIVERSOURCE REAL ESTATE FUND:


We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of RiverSource Real Estate Fund (the Fund) (one of the portfolios constituting the RiverSource Sector Series, Inc.) as of June 30, 2010, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights of the Fund for the periods presented through June 30, 2007, were audited by other auditors whose report dated August 21, 2007, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.


--------------------------------------------------------------------------------
                          RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  49

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (continued) ------------

In our opinion, the financial statements and financial highlights audited by us as referred to above present fairly, in all material respects, the financial position of RiverSource Real Estate Fund of the RiverSource Sector Series, Inc. at June 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP
Minneapolis, Minnesota
August 20, 2010


--------------------------------------------------------------------------------
50  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

FEDERAL INCOME TAX INFORMATION -------------------------------------------------
(UNAUDITED)

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. The dividends listed below are reported to you on Form 1099-DIV, Dividends and Distributions. Shareholders should consult a tax advisor on how to report distributions for state and local tax purposes.

Fiscal year ended June 30, 2010

INCOME DISTRIBUTIONS - the Fund designates the following tax attributes for distributions:
    Qualified Dividend Income for individuals....................      7.02%
    Dividends Received Deduction for corporations................      0.35%
    U.S. Government Obligations..................................      0.00%


The Fund designates as distributions of long-term gains, to the extent necessary to fully distribute such capital gains, earnings and profits distributed to shareholders on the redemption of shares.


--------------------------------------------------------------------------------
                          RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  51

BOARD MEMBERS AND OFFICERS -----------------------------------------------------

Shareholders elect a Board that oversees the Fund's operations. The Board appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following is a list of the Fund's Board members. Each Board member oversees 152 RiverSource, Seligman and Threadneedle funds. Under current Board policy, members generally serve until the next regular shareholders' meeting, until he or she reaches the mandatory retirement age established by the Board, or the fifteenth anniversary of the first Board meeting they attended as members of the Board.

INDEPENDENT BOARD MEMBERS*

                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
Kathleen Blatz             Board member since    Chief Justice, Minnesota Supreme Court, 1998-2006;       None
901 S. Marquette Ave.      1/11/06               Attorney
Minneapolis, MN 55402
Age 56
------------------------------------------------------------------------------------------------------------------------------

Arne H. Carlson            Board member since    Chair, RiverSource and Threadneedle Funds, 1999-2006;    None
901 S. Marquette Ave.      1/5/99                former Governor of Minnesota
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Pamela G. Carlton          Board member since    President, Springboard -- Partners in Cross Cultural     None
901 S. Marquette Ave.      11/11/07              Leadership (consulting company)
Minneapolis, MN 55402
Age 55
------------------------------------------------------------------------------------------------------------------------------

Patricia M. Flynn          Board member since    Trustee Professor of Economics and Management, Bentley   None
901 S. Marquette Ave.      11/1/04               University; former Dean, McCallum Graduate School of
Minneapolis, MN 55402                            Business, Bentley University
Age 59
------------------------------------------------------------------------------------------------------------------------------

Anne P. Jones              Board member since    Attorney and Consultant                                  None
901 S. Marquette Ave.      3/1/85
Minneapolis, MN 55402
Age 75
------------------------------------------------------------------------------------------------------------------------------

Jeffrey Laikind, CFA       Board member since    Former Managing Director, Shikiar Asset Management       American Progressive
901 S. Marquette Ave.      11/1/05                                                                        Insurance; Hapoalim
Minneapolis, MN 55402                                                                                     Securities USA, Inc.
Age 74
------------------------------------------------------------------------------------------------------------------------------

Stephen R. Lewis, Jr.      Chair of the Board    President Emeritus and Professor of Economics, Carleton  Valmont Industries,
901 S. Marquette Ave.      since 1/1/07,         College                                                  Inc. (manufactures
Minneapolis, MN 55402      Board member                                                                   irrigation systems)
Age 71                     since 1/1/02

------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
52  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
John F. Maher              Board member          Retired President and Chief Executive Officer and        None
901 S. Marquette Ave.      since 11/7/08         former Director, Great Western Financial Corporation
Minneapolis, MN 55402                            (financial services), 1986-1997
Age 67
------------------------------------------------------------------------------------------------------------------------------

Catherine James Paglia     Board member since    Director, Enterprise Asset Management, Inc. (private     None
901 S. Marquette Ave.      11/1/04               real estate and asset management company)
Minneapolis, MN 55402
Age 57
------------------------------------------------------------------------------------------------------------------------------

Leroy C. Richie            Board member          Counsel, Lewis & Munday, P.C. since 1987; Vice           Digital Ally, Inc.
901 S. Marquette Ave.      since 11/7/08         President and General Counsel, Automotive Legal          (digital imaging);
Minneapolis, MN 55402                            Affairs, Chrysler Corporation, 1990-1997                 Infinity, Inc. (oil
Age 68                                                                                                    and gas exploration
                                                                                                          and production); OGE
                                                                                                          Energy Corp. (energy
                                                                                                          and energy services)
------------------------------------------------------------------------------------------------------------------------------
Alison Taunton-Rigby       Board member since    Chief Executive Officer and Director, RiboNovix, Inc.    Idera
901 S. Marquette Ave.      11/13/02              since 2003 (biotechnology); former President, Aquila     Pharmaceuticals,
Minneapolis, MN 55402                            Biopharmaceuticals                                       Inc.
Age 66                                                                                                    (biotechnology);
                                                                                                          Healthways, Inc.
                                                                                                          (health management
                                                                                                          programs)
------------------------------------------------------------------------------------------------------------------------------



* Mr. Laikind may be deemed, as a technical matter, an interested person of RiverSource International Managers Series, Inc. and RiverSource Variable Series Trust because he serves as an independent director of a broker-dealer that has executed transactions for subadvisers to certain of the funds.


--------------------------------------------------------------------------------
                          RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  53

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

BOARD MEMBER AFFILIATED WITH THE INVESTMENT MANAGER*


                                                                                                          OTHER PRESENT OR
NAME,                      POSITION HELD                                                                  PAST DIRECTORSHIPS
ADDRESS,                   WITH FUND AND         PRINCIPAL OCCUPATION                                     (WITHIN PAST 5
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS                                   YEARS)
------------------------------------------------------------------------------------------------------------------------------
William F. Truscott        Board member          Chairman of the Board, Columbia Management Investment    None
53600 Ameriprise           since 11/7/01,        Advisers, LLC (formerly RiverSource Investments, LLC)
Financial Center           Vice President since  since May 2010 (previously President, Chairman of the
Minneapolis, MN 55474      2002                  Board and Chief Investment Officer, 2001-April 2010);
Age 49                                           Senior Vice President, Atlantic Funds, Columbia Funds
                                                 and Nations Funds since May 2010; Chief Executive
                                                 Officer, U.S. Asset Management &
                                                 President -- Annuities, Ameriprise Financial, Inc.
                                                 since May 2010 (previously President -- U.S. Asset
                                                 Management and Chief Investment Officer, 2005-April
                                                 2010 and Senior Vice President -- Chief Investment
                                                 Officer, 2001-2005); Director, President and Chief
                                                 Executive Officer, Ameriprise Certificate Company since
                                                 2006; Director, Columbia Management Investment
                                                 Distributors, Inc. (formerly RiverSource Fund
                                                 Distributors, Inc.) since May 2010 (previously Chairman
                                                 of the Board and Chief Executive Officer, 2008-April
                                                 2010); Chairman of the Board and Chief Executive
                                                 Officer, RiverSource Distributors, Inc. since 2006
------------------------------------------------------------------------------------------------------------------------------


* Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the investment manager or Ameriprise Financial.

The SAI has additional information about the Fund's Board members and is available, without charge, upon request by calling 800.221.2450; contacting your financial intermediary; or visiting riversource.com/funds(*).

* Information will be available at riversource.com/funds through September 26, 2010 and thereafter at columbiamanagement.com.


--------------------------------------------------------------------------------
54  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. In addition to Mr. Truscott, who is Vice President, the Fund's other officers are:

FUND OFFICERS


NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
J. Kevin Connaughton       President since       Senior Vice President and General Manager -- Mutual
One Financial Center       5/1/10                Fund Products, Columbia Management Investment Advisers,
Boston, MA 02111                                 LLC since May 2010; President, Columbia Funds since
Age 46                                           2009 (previously Senior Vice President and Chief
                                                 Financial Officer, June 2008 -- January 2009);
                                                 President, Atlantic Funds and Nations Funds since 2009;
                                                 Managing Director of Columbia Management Advisors, LLC,
                                                 December 2004 -- April 2010; Treasurer, Columbia Funds,
                                                 October 2003 -- May 2008; Treasurer, the Liberty Funds,
                                                 Stein Roe Funds and Liberty All-Star Funds, December
                                                 2000 -- December 2006; Senior Vice
                                                 President -- Columbia Management Advisors, LLC, April
                                                 2003 -- December 2004; President, Columbia Funds,
                                                 Liberty Funds and Stein Roe Funds, February
                                                 2004 -- October 2004
--------------------------------------------------------------------------------------------------------

Amy K. Johnson             Vice President since  Senior Vice President and Chief Operating Officer,
5228 Ameriprise Financial  12/5/06               Columbia Management Investment Advisers, LLC (formerly
Center Minneapolis, MN                           RiverSource Investments, LLC) since May 2010
55474                                            (previously Chief Administrative Officer, 2009 -- April
Age 44                                           2010 and Vice President -- Asset Management and Trust
                                                 Company Services, 2006-2009 and Vice
                                                 President -- Operations and Compliance, 2004-2006);
                                                 Senior Vice President, Atlantic Funds, Columbia Funds
                                                 and Nations Funds since May 2010; Director of Product
                                                 Development -- Mutual Funds, Ameriprise Financial,
                                                 Inc., 2001-2004
--------------------------------------------------------------------------------------------------------

Jeffrey P. Fox             Treasurer since       Chief Financial Officer, Columbia Management Investment
105 Ameriprise             7/10/02               Distributors, Inc. (formerly RiverSource Fund
Financial Center                                 Distributors, Inc.) and of Seligman Data Corp. since
Minneapolis, MN 55474                            2008; Vice President -- Investment Accounting,
Age 55                                           Ameriprise Financial, Inc. since 2002; Chief Financial
                                                 Officer, RiverSource Distributors, Inc. since 2006

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                          RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  55

BOARD MEMBERS AND OFFICERS (continued) -----------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Scott R. Plummer           Vice President,       Chief Legal Officer and Assistant Secretary, Columbia
5228 Ameriprise Financial  General Counsel and   Management Investment Advisers, LLC (formerly
Center                     Secretary since       RiverSource Investments, LLC) since June 2005; Vice
Minneapolis, MN 55474      12/5/06               President and Lead Chief Counsel -- Asset Management,
Age 51                                           Ameriprise Financial, Inc. since May 2010 (previously
                                                 Vice President and Chief Counsel -- Asset Management,
                                                 2005-April 2010 and Vice President -- Asset Management
                                                 Compliance, 2004-2005); Senior Vice President,
                                                 Secretary and Chief Legal Officer, Atlantic Funds,
                                                 Columbia Funds and Nations Funds since May 2010; Vice
                                                 President, Chief Counsel and Assistant Secretary,
                                                 Columbia Management Investment Distributors, Inc.
                                                 (formerly RiverSource Fund Distributors, Inc.) since
                                                 2008; Vice President, General Counsel and Secretary,
                                                 Ameriprise Certificate Company since 2005; Chief
                                                 Counsel, RiverSource Distributors, Inc. since 2006;
                                                 Senior Vice President and Chief Compliance Officer,
                                                 USBancorp Asset Management, 2002-2004
--------------------------------------------------------------------------------------------------------

Michael A. Jones           Vice President since  Director and President, Columbia Management Investment
100 Federal Street         5/1/10                Advisers, LLC since May 2010; President and Director,
Boston, MA 02110                                 Columbia Management Investment Distributors, Inc. since
Age 51                                           May 2010; Senior Vice President, Atlantic Funds,
                                                 Columbia Funds and Nations Funds since May 2010;
                                                 Manager, Chairman, Chief Executive Officer and
                                                 President, Columbia Management Advisors, LLC,
                                                 2007 -- April 2010; Chief Executive Officer, President
                                                 and Director, Columbia Management Distributors, Inc.,
                                                 2006 -- April 2010; former Co-President and Senior
                                                 Managing Director, Robeco Investment Management
--------------------------------------------------------------------------------------------------------

Colin Moore                Vice President since  Chief Investment Officer, Columbia Management
One Financial Center       5/1/10                Investment Advisers, LLC since May 2010; Senior Vice
Boston, MA 02111                                 President, Atlantic Funds, Columbia Funds and Nations
Age 52                                           Funds since May 2010; Manager, Managing Director and
                                                 Chief Investment Officer, Columbia Management Advisors,
                                                 LLC, 2007- April 2010; Head of Equities, Columbia
                                                 Management Advisors, LLC, 2002-Sept. 2007
--------------------------------------------------------------------------------------------------------

Linda Wondrack             Chief Compliance      Vice President and Chief Compliance Officer, Columbia
One Financial Center       Officer since 5/1/10  Management Investment Advisers, LLC since May 2010;
Boston, MA 02111                                 Chief Compliance Officer, Columbia Funds since 2007;
Age 46                                           Senior Vice President and Chief Compliance Officer,
                                                 Atlantic Funds and Nations Funds since 2007; Director
                                                 (Columbia Management Group, LLC and Investment Product
                                                 Group Compliance), Bank of America, June 2005 -- April
                                                 2010; Director of Corporate Compliance and Conflicts
                                                 Officer, MFS Investment Management (investment
                                                 management), August 2004 -- May 2005

--------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
56  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------

NAME,                      POSITION HELD
ADDRESS,                   WITH FUNDS AND        PRINCIPAL OCCUPATION
AGE                        LENGTH OF SERVICE     DURING PAST FIVE YEARS
--------------------------------------------------------------------------------------------------------
Neysa M. Alecu             Money Laundering      Vice President -- Compliance, Ameriprise Financial,
2934 Ameriprise Financial  Prevention Officer    Inc. since 2008; Anti-Money Laundering Officer and
Center                     since 11/9/05 and     Identity Theft Prevention Officer, Columbia Management
Minneapolis, MN 55474      Identity Theft        Investment Distributors, Inc. (formerly RiverSource
Age 46                     Prevention Officer    Fund Distributors, Inc.) since 2008; Anti-Money
                           since 2008            Laundering Officer, Ameriprise Financial, Inc. since
                                                 2005; Compliance Director, Ameriprise Financial, Inc.,
                                                 2004-2008
--------------------------------------------------------------------------------------------------------






--------------------------------------------------------------------------------
                          RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  57

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT ----------------------------------------------------------------------

Columbia Management Investment Advisers, LLC ("Columbia Management" or the "investment manager"), formerly known as RiverSource Investments, LLC, a wholly-owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"), serves as the investment manager to the Fund. Under an investment management services agreement (the "IMS Agreement"), Columbia Management provides investment advice and other services to the Fund and all RiverSource funds (collectively, the "Funds").

On an annual basis, the Fund's Board of Directors (the "Board"), including the independent Board members (the "Independent Directors"), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in March and April 2010, including reports based on data provided by independent organizations and a comprehensive response to each item of information requested by independent legal counsel to the Independent Directors ("Independent Legal Counsel") in a letter to the investment manager, to assist the Board in making this determination. All of the materials presented in March and April 2010 were first supplied in draft form to designated representatives of the Independent Directors, i.e., Independent Legal Counsel, the Chair of the Board and the Chair of the Contracts Committee (including materials relating to the Fund's new expense cap), and the final materials were revised to reflect comments provided by these Board representatives. In addition, throughout the year, the Board (or its committees) reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board accords particular weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement. At the April 6-8, 2010 in-person Board meeting, Independent Legal Counsel reviewed with the Independent Directors various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Directors, approved renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management: The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the continued investment in, and resources dedicated to, the Fund's operations, most notably, management's announcement of the massive

--------------------------------------------------------------------------------
58  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


investment made in the acquisition of the long-term asset management business of Columbia Management Group, LLC (the "Columbia Transaction") and the completed integration of J. & W. Seligman & Co. Incorporated, acquisitions which should continue to enhance investment capabilities and provide access to a greater depth of experienced portfolio managers in key categories. The Board noted, in particular, that upon the close of the Columbia Transaction, the investment manager will have grown to 10 investment offices (compared to 6 in 2009). In addition, the Board reviewed information concerning the investment manager's new Chief Investment Officer upon the close of the Columbia Transaction, including the application of his particular investment philosophy, which is intended to enhance the risk and portfolio management oversight of the entire fund family.

Moreover, in connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board considered the quality of the administrative and transfer agency services provided by Columbia Management's affiliates to the Fund. The Board also reviewed the financial condition of Columbia Management and its affiliates, and each entity's ability to carry out its responsibilities under the IMS Agreement. Further, the Board considered Columbia Management's ability to retain key personnel in certain targeted areas and its expectations in this regard. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board concluded that the services being performed under the IMS Agreement were of a reasonably high quality.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that Columbia Management and its affiliates were in a position to continue to provide a high quality and level of services to the Fund.

Investment Performance: For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports containing data prepared by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style. Further, the Board noted measures taken to address the Fund's

--------------------------------------------------------------------------------
                          RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  59

APPROVAL OF INVESTMENT MANAGEMENT SERVICES
AGREEMENT (continued) ----------------------------------------------------------


performance, including the anticipated change in portfolio manager for the Fund. In this regard, the Board reviewed a detailed report illustrating the performance and track record of the new portfolio manager expected to assume responsibilities for the Fund upon the close of the Columbia Transaction.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management and its Affiliates from their Relationships with the Fund:
The Board reviewed comparative fees and the costs of services to be provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (prepared by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its peer group, as well as data showing the Fund's contribution to Columbia Management's profitability. They also reviewed information in the report showing the fees charged by Columbia Management to other client accounts (with similar investment strategies to those of the Fund).

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Funds' family, while assuring that the overall fees for each fund (with few defined exceptions) are generally in line with the "pricing philosophy" (i.e., that the total expense ratio of each fund (excluding the effect of a performance incentive adjustment), with few exceptions, is at or below the median expense ratio of funds in the same comparison group). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer group's median expense ratio. The Board also considered the Fund's performance incentive adjustment and noted its continued appropriateness. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered various preliminary integration plans in connection with the Columbia Transaction which, if implemented, would impact the fee structures of various RiverSource Funds. The Board was satisfied with the principles underlying these plans, which, at their preliminary stage, are designed to achieve a rational, consistent pricing model across the combined fund families, as well as preserve the "pricing philosophy" of the Funds.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed

--------------------------------------------------------------------------------
60  RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT

--------------------------------------------------------------------------------


profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing and operating the Fund, including data showing comparative profitability over the past two years. In this regard, the Board observed slightly reduced profitability in 2009 vs. 2008. The Board also considered the services acquired by the investment manager through the use of commission dollars paid by the Funds on portfolio transactions. The Board noted that the fees paid by the Fund should permit the investment manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized: The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. The Board considered that the IMS Agreement provides for lower fees as assets increase at pre-established breakpoints and concluded that the IMS Agreement satisfactorily provided for sharing these economies of scale.

Based on the foregoing, the Board, including all of the Independent Directors, concluded that the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On April 8, 2010, the Board, including all of the Independent Directors, approved the renewal of the IMS Agreement for an additional annual period.

PROXY VOTING -------------------------------------------------------------------

The policy of the Board is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.221.2450; contacting your financial intermediary; visiting riversource.com/funds*; or searching the website of the Securities and Exchange Commission (SEC) at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31 for the most recent 12-month period ending June 30 of that year, and is available without charge by visiting riversource.com/funds*; or searching the website of the SEC at www.sec.gov.


* Information will be available at riversource.com/funds through September 26, 2010 and thereafter at columbiamanagement.com.

--------------------------------------------------------------------------------
                          RIVERSOURCE REAL ESTATE FUND -- 2010 ANNUAL REPORT  61

RIVERSOURCE REAL ESTATE FUND
734 Ameriprise Financial Center
Minneapolis, MN 55474




                                This report must be accompanied or preceded by the Fund's
                                current prospectus. RiverSource(R) mutual funds are
                                distributed by Columbia Management Investment Distributors,
                                Inc. (formerly known as RiverSource Fund Distributors,
                                Inc.), member FINRA, and managed by Columbia Management
                                Investment Advisers, LLC (formerly known as RiverSource
                                Investments, LLC).
                                (C)2010 Columbia Management Investment Advisers, LLC. All
(COLUMBIA MANAGEMENT LOGO)      rights reserved.                                                   S-6281 J (8/10)

Item 2.  Code of Ethics.

     (a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

     (b) During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

     (c) During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

Item 3.  Audit Committee Financial Expert.

     The Registrant's board of directors has determined that independent directors Pamela G. Carlton, Jeffrey Laikind, John F. Maher and Anne P. Jones, each qualify as audit committee financial experts.

Item 4.  Principal Accountant Fees and Services

(a) Audit Fees. The fees for the year ended June 30, to Ernst & Young LLP for professional services rendered for the audit of the annual financial statements for RiverSource Sector Series, Inc. were as follows:

                          2010 - $48,106   2009 - $48,526

(b) Audit-Related Fees. The fees for the year ended June 30, to Ernst & Young LLP for additional professional services rendered related to the semiannual financial statement review, the 2010 transfer agent 17Ad-13 review and the registrant's 2009 security count pursuant to Rule 17f-2 for RiverSource Sector Series, Inc. were as follows:

                          2010 - $1,681    2009 - $1,750

(c) Tax Fees. The fees for the year ended June 30, to Ernst & Young LLP for tax compliance related services rendered for RiverSource Sector Series, Inc. were as follows:

                          2010 - $6,678    2009 - $6,678

(d) All Other Fees. The fees for the year ended June 30, to Ernst & Young LLP for additional professional services rendered for RiverSource Sector Series, Inc. were as follows:

                          2010 - $0        2009 - $0

(e) (1) Audit Committee Pre-Approval Policy. Pursuant to Sarbanes-Oxley pre-approval requirements, all services to be performed by Ernst & Young LLP for the registrant and to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant must be pre-approved by the audit committee.

(e) (2) 100% of the services performed for items (b) through (d) above during 2010 and 2009 were pre-approved by the audit committee.

(f)  Not applicable.

(g) Non-Audit Fees. The fees for the year ended June 30, to Ernst & Young LLP by the registrant for non-audit fees and by the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant were as follows:

                        2010 - $2,119,320   2009 - $644,434

(h) 100% of the services performed in item (g) above during 2010 and 2009 were pre-approved by the Ameriprise Financial Audit Committee and/or the RiverSource Mutual Funds Audit Committee.

Item 5.  Audit Committee of Listed Registrants. Not applicable.

Item 6.  Investments.

(a) The registrant's "Schedule 1 - Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

     There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

     (a) The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

     (b) There was no change in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

     (a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR, is attached as Exhibit 99.CODE ETH.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as
     Exhibit99.CERT.

     (a)(3) Not applicable.

     (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RiverSource Sector Series, Inc.


By /s/ J. Kevin Connaughton
   -----------------------------------------
   J. Kevin Connaughton
   President and Principal Executive Officer

Date September 7, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By /s/ J. Kevin Connaughton
   -----------------------------------------
   J. Kevin Connaughton
   President and Principal Executive Officer

Date September 7, 2010


By /s/ Jeffrey P. Fox
   -----------------------------------------
   Jeffrey P. Fox
   Treasurer and Principal Financial Officer

Date September 7, 2010